As filed with the Securities and Exchange Commission on May 26, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
 (Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
 (Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
 (Name and address of agent for service)

Copy to:

Maureen A. Miller, Esq.
Joseph M. Mannon, Esq.
Vedder Price P.C.
222 North LaSalle Street, 26th Floor
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments - March 31, 2016
Hotchkis & Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.65%	Held	Value
CONSUMER DISCRETIONARY - 13.79%
Auto Components - 2.21%
Johnson Controls, Inc.	248,800	$9,695,736

Automobiles - 4.04%
General Motors Company	258,500	8,124,655
Harley-Davidson, Inc.	72,700	3,731,691
Honda Motor Company Ltd. - ADR	215,300	5,886,302
		17,742,648
Media - 4.39%
CBS Corp.	77,700	4,280,493
Comcast Corp.	105,600	6,450,048
Discovery Communications, Inc. (a) (l)	220,200	6,304,326
Omnicom Group, Inc.	26,700	2,222,241
		19,257,108
Multiline Retail - 1.68%
Nordstrom, Inc. (l)	61,500	3,518,415
Target Corp.	46,600	3,834,248
		7,352,663
Specialty Retail - 1.47%
Bed Bath & Beyond, Inc. (a)	130,400	6,473,056
TOTAL CONSUMER DISCRETIONARY		60,521,211

CONSUMER STAPLES - 2.19%
Food & Staples Retailing - 1.07%
Wal-Mart Stores, Inc.	69,000	4,725,810

Food Products - 1.12%
Bunge Ltd.	30,600	1,734,102
Kellogg Company	41,500	3,176,825
		4,910,927
TOTAL CONSUMER STAPLES		9,636,737

ENERGY - 10.87%
Oil, Gas & Consumable Fuels - 10.87%
Cobalt International Energy, Inc. (a)	1,292,700	3,839,319
Hess Corp.	311,800	16,416,270
Kosmos Energy Ltd. (a)	355,800	2,070,756
Marathon Oil Corp.	1,183,700	13,186,418
Murphy Oil Corp.	193,200	4,866,708
Royal Dutch Shell PLC - ADR	151,762	7,352,869
TOTAL ENERGY		47,732,340

FINANCIALS - 27.50%
Banks - 14.63%
Bank of America Corp.	1,373,022	18,563,257
Citigroup, Inc.	414,374	17,300,115
Citizens Financial Group, Inc.	418,200	8,761,290
JPMorgan Chase & Company	196,700	11,648,574
SunTrust Banks, Inc.	108,000	3,896,640
Wells Fargo & Company	83,334	4,030,032
		64,199,908
Capital Markets - 3.90%
The Goldman Sachs Group, Inc.	28,500	4,473,930
Morgan Stanley	293,900	7,350,439
State Street Corp.	90,600	5,301,912
		17,126,281
Consumer Finance - 1.88%
Capital One Financial Corp.	119,200	8,261,752

Insurance - 7.09%
The Allstate Corp.	63,700	4,291,469
American International Group, Inc.	370,100	20,003,905
Unum Group	220,600	6,820,952
		31,116,326
TOTAL FINANCIALS		120,704,267

HEALTH CARE - 9.63%
Health Care Equipment & Supplies - 2.01%
Medtronic PLC	58,382	4,378,650
Zimmer Biomet Holdings, Inc.	41,800	4,457,134
		8,835,784
Health Care Providers & Services - 3.40%
Anthem, Inc.	47,000	6,532,530
Express Scripts Holding Company (a)	62,400	4,286,256
Humana, Inc.	22,400	4,098,080
		14,916,866
Pharmaceuticals - 4.22%
GlaxoSmithKline PLC - ADR	214,400	8,693,920
Sanofi - ADR	244,700	9,827,152
		18,521,072
TOTAL HEALTH CARE		42,273,722

INDUSTRIALS - 11.05%
Aerospace & Defense - 2.31%
The Boeing Company	31,500	3,998,610
Embraer SA - ADR	68,200	1,797,752
Rockwell Collins, Inc.	47,200	4,352,312
		10,148,674

Electrical Equipment - 1.02%
Eaton Corp. PLC	71,200	4,454,272

Industrial Conglomerates - 1.23%
Koninklijke Philips NV	189,414	5,407,770

Machinery - 6.49%
CNH Industrial NV (l)	848,900	5,738,564
Cummins, Inc.	125,400	13,786,476
PACCAR, Inc.	63,600	3,478,284
Parker-Hannifin Corp.	49,500	5,498,460
		28,501,784
TOTAL INDUSTRIALS		48,512,500

INFORMATION TECHNOLOGY - 16.50%
Communications Equipment - 1.65%
Telefonaktiebolaget LM Ericsson - ADR	721,300	7,234,639

Electronic Equipment, Instruments & Components - 4.50%
Corning, Inc.	945,700	19,755,673

IT Services - 0.49%
Teradata Corp. (a)	82,200	2,156,928

Software - 7.40%
Microsoft Corp.	326,900	18,054,687
Oracle Corp.	352,800	14,433,048
		32,487,735
Technology Hardware, Storage & Peripherals - 2.46%
Hewlett Packard Enterprise Company	433,400	7,684,182
HP, Inc.	251,500	3,098,480
		10,782,662
TOTAL INFORMATION TECHNOLOGY		72,417,637

MATERIALS - 1.30%
Containers & Packaging - 1.30%
International Paper Company	85,500	3,508,920
Packaging Corp. of America	36,300	2,192,520
TOTAL MATERIALS		5,701,440

TELECOMMUNICATION SERVICES - 2.09%
Wireless Telecommunication Services - 2.09%
Vodafone Group PLC - ADR	285,863	9,161,909
TOTAL TELECOMMUNICATION SERVICES		9,161,909

UTILITIES - 4.73%
Electric Utilities - 0.99%
PPL Corp.	54,600	2,078,622
The Southern Company	43,700	2,260,601
		4,339,223
Independent Power and Renewable Electricity Producers - 3.74%
Calpine Corp. (a)	718,300	10,896,611
NRG Energy, Inc.	425,300	5,533,153
		16,429,764
TOTAL UTILITIES		20,768,987

Total common stocks (Cost $519,509,559)		437,430,750
Total long-term investments (Cost $519,509,559)		437,430,750

COLLATERAL FOR SECURITIES ON LOAN - 1.66%
Money Market Funds - 1.66%
Invesco Government & Agency Portfolio, 0.26%^	7,307,276	7,307,276
Total collateral for securities on loan (Cost $7,307,276)		7,307,276

	Principal
SHORT-TERM INVESTMENTS - 0.52%	Amount
Time Deposits - 0.52%
Banco Santander SA, 0.14%, 04/01/2016*	$2,284,239	2,284,239
Total short-term investments (Cost $2,284,239)		2,284,239

Total investments - 101.83% (Cost $529,101,074)		447,022,265

Liabilities in excess of other assets - (1.83)%		(8,037,735)

Net assets - 100.00%		$438,984,530

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $7,142,542.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2016.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2016
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.42%	Held	Value
CONSUMER DISCRETIONARY - 13.06%
Auto Components - 2.19%
Johnson Controls, Inc.	332,000	$12,938,040

Automobiles - 4.07%
General Motors Company	341,500	10,733,345
Harley-Davidson, Inc.	94,400	4,845,552
Honda Motor Company Ltd. - ADR	311,200	8,508,208
		24,087,105
Media - 3.46%
CBS Corp.	105,300	5,800,977
Comcast Corp.	141,200	8,624,496
Discovery Communications, Inc. (a) (l)	212,000	6,069,560
		20,495,033
Multiline Retail - 1.71%
Nordstrom, Inc. (l)	78,000	4,462,380
Target Corp.	68,700	5,652,636
		10,115,016
Specialty Retail - 1.63%
Bed Bath & Beyond, Inc. (a)	194,900	9,674,836
TOTAL CONSUMER DISCRETIONARY		77,310,030

CONSUMER STAPLES - 1.32%
Food & Staples Retailing - 1.32%
Wal-Mart Stores, Inc.	113,700	7,787,313
TOTAL CONSUMER STAPLES		7,787,313

ENERGY - 10.73%
Oil, Gas & Consumable Fuels - 10.73%
Hess Corp.	426,000	22,428,900
Marathon Oil Corp.	1,746,900	19,460,466
Murphy Oil Corp.	372,000	9,370,680
Royal Dutch Shell PLC - ADR	252,072	12,212,888
TOTAL ENERGY		63,472,934

FINANCIALS - 27.51%
Banks - 14.44%
Bank of America Corp.	1,912,949	25,863,070
Citigroup, Inc.	588,088	24,552,674
Citizens Financial Group, Inc.	480,800	10,072,760
JPMorgan Chase & Company	305,400	18,085,788
Wells Fargo & Company	141,763	6,855,659
		85,429,951
Capital Markets - 3.22%
The Goldman Sachs Group, Inc.	48,100	7,550,738
State Street Corp.	196,800	11,516,736
		19,067,474
Consumer Finance - 2.14%
Capital One Financial Corp.	182,800	12,669,868

Insurance - 7.71%
The Allstate Corp.	84,800	5,712,976
American International Group, Inc.	549,200	29,684,260
Unum Group	330,400	10,215,968
		45,613,204
TOTAL FINANCIALS		162,780,497

HEALTH CARE - 9.75%
Health Care Equipment & Supplies - 2.51%
Medtronic PLC	78,600	5,895,000
Zimmer Biomet Holdings, Inc.	84,000	8,956,920
		14,851,920
Health Care Providers & Services - 2.88%
Anthem, Inc.	82,600	11,480,574
Humana, Inc.	30,400	5,561,680
		17,042,254
Pharmaceuticals - 4.36%
GlaxoSmithKline PLC - ADR	309,700	12,558,335
Sanofi - ADR	330,000	13,252,800
		25,811,135
TOTAL HEALTH CARE		57,705,309

INDUSTRIALS - 10.56%
Aerospace & Defense - 1.46%
The Boeing Company	53,000	6,727,820
Embraer SA - ADR	73,300	1,932,188
		8,660,008
Industrial Conglomerates - 1.48%
Koninklijke Philips NV	305,741	8,728,906

Machinery - 7.24%
CNH Industrial NV (l)	1,135,500	7,675,980
Cummins, Inc.	195,800	21,526,252
PACCAR, Inc.	89,300	4,883,817
Parker-Hannifin Corp.	78,800	8,753,104
		42,839,153
Professional Services - 0.38%
ManpowerGroup, Inc.	27,900	2,271,618
TOTAL INDUSTRIALS		62,499,685

INFORMATION TECHNOLOGY - 16.33%
Communications Equipment - 1.64%
Telefonaktiebolaget LM Ericsson - ADR (l)	972,100	9,750,163

Electronic Equipment, Instruments & Components - 4.54%
Corning, Inc.	1,285,500	26,854,095

Software - 7.45%
Microsoft Corp.	444,100	24,527,643
Oracle Corp.	478,000	19,554,980
		44,082,623
Technology Hardware, Storage & Peripherals - 2.70%
Hewlett Packard Enterprise Company	668,900	11,859,597
HP, Inc.	333,200	4,105,024
		15,964,621
TOTAL INFORMATION TECHNOLOGY		96,651,502

MATERIALS - 1.99%
Containers & Packaging - 1.99%
International Paper Company	286,700	11,766,168
TOTAL MATERIALS		11,766,168

TELECOMMUNICATION SERVICES - 2.54%
Wireless Telecommunication Services - 2.54%
Vodafone Group PLC - ADR	469,344	15,042,475
TOTAL TELECOMMUNICATION SERVICES		15,042,475

UTILITIES - 5.63%
Electric Utilities - 1.47%
PPL Corp.	110,500	4,206,735
The Southern Company	87,000	4,500,510
		8,707,245
Independent Power and Renewable Electricity Producers - 4.16%
Calpine Corp. (a)	1,024,300	15,538,631
NRG Energy, Inc.	695,800	9,052,358
		24,590,989
TOTAL UTILITIES		33,298,234

Total common stocks (Cost $701,044,140)		588,314,147
Total long-term investments (Cost $701,044,140)		588,314,147

COLLATERAL FOR SECURITIES ON LOAN - 2.24%
Money Market Funds - 2.24%
Invesco Government & Agency Portfolio, 0.26%^	13,220,386	13,220,386
Total collateral for securities on loan (Cost $13,220,386)		13,220,386

	Principal
SHORT-TERM INVESTMENTS - 0.87%	Amount
Time Deposits - 0.87%
Banco Santander SA, 0.14%, 04/01/2016*	$5,167,994	5,167,994
Total short-term investments (Cost $5,167,994)		5,167,994

Total investments - 102.53% (Cost $719,432,520)		606,702,527

Liabilities in excess of other assets - (2.53)%		(14,962,347)

Net assets - 100.00%		$591,740,180

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $12,902,902.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2016.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2016
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.93%	Held	Value
CONSUMER DISCRETIONARY - 16.42%
Auto Components - 2.47%
The Goodyear Tire & Rubber Company	1,702,500	$56,148,450

Household Durables - 1.99%
TRI Pointe Group, Inc. (a)	3,837,600	45,206,928

Media - 2.73%
Discovery Communications, Inc. (a)	1,115,300	31,931,039
News Corp.	2,360,800	30,147,416
		62,078,455
Multiline Retail - 2.11%
Kohl's Corp.	1,031,700	48,087,537

Specialty Retail - 7.12%
Bed Bath & Beyond, Inc. (a)	1,140,700	56,624,348
Best Buy Company, Inc.	508,300	16,489,252
Office Depot, Inc. (a)	7,202,800	51,139,880
Rent-A-Center, Inc.	848,100	13,442,385
Staples, Inc.	2,197,600	24,239,528
		161,935,393
TOTAL CONSUMER DISCRETIONARY		373,456,763

CONSUMER STAPLES - 1.49%
Food Products - 1.49%
Bunge Ltd.	599,300	33,962,331
TOTAL CONSUMER STAPLES		33,962,331

ENERGY - 16.06%
Energy Equipment & Services - 0.84%
McDermott International, Inc. (a)	3,414,100	13,963,669
Rowan Companies PLC (a)	314,700	5,066,670
		19,030,339
Oil, Gas & Consumable Fuels - 15.22%
Cairn Energy PLC (a) (v)	25,415,000	72,800,144
Cobalt International Energy, Inc. (a)	12,225,200	36,308,844
Hess Corp.	748,800	39,424,320
InterOil Corp. (a)	394,500	12,556,935
Kosmos Energy Ltd. (a)	11,146,000	64,869,720
Marathon Oil Corp.	2,808,500	31,286,690
Murphy Oil Corp.	555,800	14,000,602
Ophir Energy PLC (a) (o) (v)	57,905,300	63,908,320
Range Resources Corp. (l)	337,200	10,918,536
		346,074,111
TOTAL ENERGY		365,104,450

FINANCIALS - 27.21%
Banks - 14.77%
CIT Group, Inc.	1,485,100	46,082,653
Citizens Financial Group, Inc.	3,435,800	71,980,010
Comerica, Inc.	286,800	10,861,116
Fifth Third Bancorp	1,291,900	21,561,811
Popular, Inc.	3,154,500	90,250,245
Regions Financial Corp.	8,364,900	65,664,465
SunTrust Banks, Inc.	563,500	20,331,080
Zions Bancorporation	374,400	9,064,224
		335,795,604
Consumer Finance - 1.16%
Santander Consumer USA Holdings, Inc. (a)	2,505,800	26,285,842

Insurance - 8.14%
Alleghany Corp. (a)	42,070	20,875,134
Brown & Brown, Inc.	1,508,500	54,004,300
Enstar Group Ltd. (a)	74,040	12,037,423
Unum Group	1,190,000	36,794,800
Willis Towers Watson PLC	516,677	61,308,893
		185,020,550
Real Estate Investment Trusts - 1.82%
Corrections Corp. of America	391,900	12,560,395
The GEO Group, Inc.	830,300	28,786,501
		41,346,896
Thrifts & Mortgage Finance - 1.32%
PHH Corp. (a)	2,404,200	30,148,668
TOTAL FINANCIALS		618,597,560

HEALTH CARE - 0.21%
Health Care Providers & Services - 0.21%
LifePoint Health, Inc. (a)	70,300	4,868,275
TOTAL HEALTH CARE		4,868,275

INDUSTRIALS - 8.73%
Aerospace & Defense - 1.00%
Embraer SA - ADR	862,400	22,732,864

Air Freight & Logistics - 3.28%
Royal Mail PLC (v)	9,014,500	62,160,069
XPO Logistics, Inc. (a) (l)	402,700	12,362,890
		74,522,959

Machinery - 3.95%
Allison Transmission Holdings, Inc.		438,400	11,828,032
Cummins, Inc.		159,500	17,535,430
Navistar International Corp. (a) (o)		4,836,800	60,556,736
			89,920,198
Road & Rail - 0.50%
Avis Budget Group, Inc. (a)		414,500	11,340,720
TOTAL INDUSTRIALS			198,516,741

INFORMATION TECHNOLOGY - 19.61%
Communications Equipment - 3.17%
ARRIS International PLC (a)		3,147,700	72,145,284

Electronic Equipment, Instruments & Components - 8.24%
Avnet, Inc.		887,400	39,311,820
CDW Corp.		1,148,900	47,679,350
Corning, Inc.		3,739,100	78,109,799
Ingram Micro, Inc. (a)		619,200	22,235,472
			187,336,441
IT Services - 1.10%
Teradata Corp. (a)		951,700	24,972,608

Semiconductors & Semiconductor Equipment - 3.52%
Marvell Technology Group Ltd.		3,281,000	33,827,110
ON Semiconductor Corp. (a)		4,814,600	46,172,014
			79,999,124
Software - 1.01%
Symantec Corp.		1,115,800	20,508,404
Xura, Inc. (a)		122,080	2,401,314
			22,909,718
Technology Hardware, Storage & Peripherals - 2.57%
Hewlett Packard Enterprise Company		3,299,600	58,501,908
TOTAL INFORMATION TECHNOLOGY			445,865,083

UTILITIES - 9.20%
Electric Utilities - 2.56%
Great Plains Energy, Inc.		1,802,800	58,140,300

Independent Power and Renewable Electricity Producers - 6.64%
Calpine Corp. (a)		5,450,700	82,687,119
NRG Energy, Inc.		5,249,500	68,295,995
			150,983,114
TOTAL UTILITIES			209,123,414

Total common stocks (Cost $2,560,684,200)			2,249,494,617
Total long-term investments (Cost $2,560,684,200)			2,249,494,617

COLLATERAL FOR SECURITIES ON LOAN - 0.79%
Money Market Funds - 0.79%
Invesco Government & Agency Portfolio, 0.26%^		17,976,400	17,976,400
Total collateral for securities on loan (Cost $17,976,400)			17,976,400

		Principal
SHORT-TERM INVESTMENTS - 1.19%		Amount
Time Deposits - 1.19%
Brown Brothers Harriman & Co., 0.08%, 04/01/2016*	GBP	34	50
JPMorgan Chase & Company, 0.14%, 04/01/2016*		$27,113,128	27,113,128
			27,113,178
Total short-term investments (Cost $27,113,178)			27,113,178

Total investments - 100.91% (Cost $2,605,773,778)			2,294,584,195

Liabilities in excess of other assets - (0.91)%			(20,769,855)

Net assets - 100.00%			$2,273,814,340

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $17,527,138.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2016, is set forth below:

		Share Balance At			Share Balance At	Dividend	Value At
	Issuer Name	July 1, 2015	Additions	Reductions	March 31, 2016	Income	March 31, 2016
	Cairn Energy PLC +	30,408,600	1,888,800	6,882,400	25,415,000	$ -	$ 72,800,144
	Comstock Resources, Inc. +	5,728,300	-	5,728,300	-	-	-
	Con-way, Inc. +	2,811,800	55,100	2,866,900	-	425,850	-
	Navistar International Corp.	3,732,600	1,873,200	769,000	4,836,800	-	60,556,736
	Ophir Energy PLC	49,018,000	9,162,300	275,000	57,905,300	-	63,908,320
						$ 425,850
	+ Issuer was not an affiliate as of March 31, 2016.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $198,868,533, which represented 8.75% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
GBP	- British Pounds
^	- Rate shown is the 7-day yield as of March 31, 2016.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2016
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 100.15%	Held	Value
CONSUMER DISCRETIONARY - 9.75%
Hotels, Restaurants & Leisure - 0.99%
Golden Entertainment, Inc. (a)	94,300	$1,022,212
Ruby Tuesday, Inc. (a)	1,262,200	6,790,636
		7,812,848
Household Durables - 3.03%
M/I Homes, Inc. (a)	532,200	9,925,530
TRI Pointe Group, Inc. (a)	1,202,000	14,159,560
		24,085,090
Specialty Retail - 5.73%
Office Depot, Inc. (a)	4,233,600	30,058,560
Sonic Automotive, Inc.	836,900	15,465,912
		45,524,472
TOTAL CONSUMER DISCRETIONARY		77,422,410

ENERGY - 3.18%
Energy Equipment & Services - 0.63%
McDermott International, Inc. (a)	1,221,800	4,997,162

Oil, Gas & Consumable Fuels - 2.55%
Cairn Energy PLC (a) (v)	2,564,900	7,347,043
Cobalt International Energy, Inc. (a)	601,300	1,785,861
Kosmos Energy Ltd. (a)	1,544,900	8,991,318
Rockhopper Exploration PLC (a)	5,203,200	2,129,825
		20,254,047
TOTAL ENERGY		25,251,209

FINANCIALS - 28.79%
Banks - 11.30%
Associated Banc-Corp	463,700	8,318,778
First BanCorp (a)	2,188,700	6,391,004
First Horizon National Corp.	1,343,831	17,604,186
First Niagara Financial Group, Inc.	3,271,500	31,668,120
Investors Bancorp, Inc.	265,900	3,095,076
Popular, Inc.	794,400	22,727,784
		89,804,948
Capital Markets - 1.22%
Oppenheimer Holdings, Inc.	614,100	9,690,498

Consumer Finance - 0.11%
SLM Corp. (a)	144,500	919,020

Insurance - 9.49%
Enstar Group Ltd. (a)	137,600	22,371,008
Global Indemnity PLC (a)	382,736	11,914,572
Horace Mann Educators Corp.	1,296,100	41,073,409
		75,358,989
Real Estate Investment Trusts - 4.85%
The GEO Group, Inc.	834,796	28,942,377
Granite Real Estate Investment Trust	334,000	9,585,800
		38,528,177
Thrifts & Mortgage Finance - 1.82%
PHH Corp. (a)	726,200	9,106,548
Washington Federal, Inc.	236,200	5,349,930
		14,456,478
TOTAL FINANCIALS		228,758,110

HEALTH CARE - 8.76%
Health Care Equipment & Supplies - 0.94%
Invacare Corp. (l)	568,600	7,488,462

Health Care Providers & Services - 6.44%
Hanger, Inc. (a) (o)	2,056,100	13,364,650
LifePoint Health, Inc. (a)	357,500	24,756,875
WellCare Health Plans, Inc. (a)	140,600	13,040,650
		51,162,175
Pharmaceuticals - 1.38%
Taro Pharmaceutical Industries Ltd. (a)	76,300	10,929,975
TOTAL HEALTH CARE		69,580,612

INDUSTRIALS - 24.92%
Building Products - 3.65%
Masonite International Corp. (a)	442,900	29,009,950
Commercial Services & Supplies - 0.79%
The Brink's Company	186,000	6,247,740
Construction & Engineering - 4.57%
KBR, Inc.	1,144,700	17,719,956
Tutor Perini Corp. (a)	1,196,200	18,588,948
		36,308,904
Machinery - 7.29%
CIRCOR International, Inc.	132,000	6,123,480
EnPro Industries, Inc.	471,800	27,213,424
Meritor, Inc. (a)	960,800	7,744,048
Miller Industries, Inc. (o)	803,100	16,286,868
Navistar International Corp. (a)	43,700	547,124
		57,914,944
Marine - 3.34%
Matson, Inc.	661,200	26,560,404

Professional Services - 1.01%
Heidrick & Struggles International, Inc.	116,700	2,765,790
Hudson Global, Inc. (o)	2,216,400	5,252,868
		8,018,658

Trading Companies & Distributors - 4.27%
Rush Enterprises, Inc. (a) (o)	1,861,400	33,951,936
TOTAL INDUSTRIALS		198,012,536

INFORMATION TECHNOLOGY - 11.60%
Communications Equipment - 4.03%
ARRIS International PLC (a)	1,058,200	24,253,944
Extreme Networks, Inc. (a)	2,498,700	7,770,957
		32,024,901
Electronic Equipment, Instruments & Components - 2.21%
QLogic Corp. (a)	1,307,800	17,576,832

Semiconductors & Semiconductor Equipment - 3.58%
Diodes, Inc. (a)	704,900	14,168,490
ON Semiconductor Corp. (a)	1,487,100	14,261,289
		28,429,779
Software - 1.78%
Xura, Inc. (a)	717,810	14,119,323
TOTAL INFORMATION TECHNOLOGY		92,150,835

MATERIALS - 4.39%
Chemicals - 1.74%
American Vanguard Corp. (a)	875,200	13,810,656

Metals & Mining - 2.65%
Real Industry, Inc. (a) (o)	2,420,708	21,060,159
TOTAL MATERIALS		34,870,815

UTILITIES - 8.76%
Electric Utilities - 7.93%
Great Plains Energy, Inc.	1,409,200	45,446,700
Portland General Electric Company	381,200	15,053,588
Westar Energy, Inc.	50,300	2,495,383
		62,995,671
Independent Power and Renewable Electricity Producers - 0.83%
NRG Energy, Inc.	506,399	6,588,251
TOTAL UTILITIES		69,583,922

Total common stocks (Cost $807,342,390)		795,630,449
Total long-term investments (Cost $807,342,390)		795,630,449

COLLATERAL FOR SECURITIES ON LOAN - 0.07%
Money Market Funds - 0.07%
Invesco Government & Agency Portfolio, 0.26%^	537,678	537,678
Total collateral for securities on loan (Cost $537,678)		537,678

Total investments - 100.22% (Cost $807,880,068)		796,168,127

Liabilities in excess of other assets - (0.22)%		(1,741,504)

Net assets - 100.00%		$794,426,623

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $521,349.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2016, is set forth below:

		Share Balance At			Share Balance At	Dividend	Value At
	Issuer Name	July 1, 2015	Additions	Reductions	March 31, 2016	Income	March 31, 2016
	Hanger, Inc.	1,631,900	687,300	263,100	2,056,100	$ -	$ 13,364,650
	Hudson Global, Inc.	2,266,700	-	50,300	2,216,400	110,820	5,252,868
	Miller Industries, Inc.	848,800	-	45,700	803,100	409,316	16,286,868
	Noranda Aluminum Holding Corp. +	5,601,500	-	5,601,500	-	-	-
	Real Industry, Inc.	2,518,508	-	97,800	2,420,708	-	21,060,159
	Rush Enterprises, Inc.	1,581,100	280,300	-	1,861,400	-	33,951,936
						$ 520,136
	+ Issuer was not an affiliate as of March 31, 2016.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $7,347,043, which represented 0.92% of net assets.  See Security Valuation below.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2016
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.03%	Held	Value
CONSUMER DISCRETIONARY - 14.14%
Auto Components - 1.58%
American Axle & Manufacturing Holdings, Inc. (a)	1,898	$29,210
Dana Holding Corp.	3,077	43,355
Modine Manufacturing Company (a)	1,417	15,601
Shiloh Industries, Inc. (a)	2,513	12,892
Standard Motor Products, Inc.	431	14,934
Strattec Security Corp.	978	56,127
Tenneco, Inc. (a)	1,114	57,383
		229,502
Automobiles - 0.30%
Thor Industries, Inc.	690	44,001

Distributors - 0.21%
Weyco Group, Inc.	1,130	30,081

Diversified Consumer Services - 0.58%
American Public Education, Inc. (a)	703	14,503
Capella Education Company	239	12,581
DeVry Education Group, Inc.	764	13,194
Sotheby's (a)	1,656	44,265
		84,543
Hotels, Restaurants & Leisure - 0.93%
Interval Leisure Group, Inc.	4,320	62,381
Marriott Vacations Worldwide Corp.	218	14,715
Speedway Motorsports, Inc.	778	15,428
Tropicana Entertainment, Inc. (a)	2,408	42,742
		135,266
Household Durables - 3.19%
Century Communities, Inc. (a)	896	15,295
CSS Industries, Inc.	1,059	29,578
GoPro, Inc. (a)	4,460	53,342
Green Brick Partners, Inc. (a)	5,652	42,899
LGI Homes, Inc. (a)	2,441	59,096
M/I Homes, Inc. (a)	3,129	58,355
Taylor Morrison Home Corp. (a)	3,173	44,803
TRI Pointe Group, Inc. (a)	4,923	57,993
William Lyon Homes (a)	3,029	43,890
ZAGG, Inc. (a)	6,408	57,736
		462,987
Internet & Catalog Retail - 0.29%
Lands' End, Inc. (a)	1,075	27,423
PetMed Express, Inc.	822	14,722
		42,145
Leisure Products - 1.33%
Arctic Cat, Inc.	3,400	57,120
Johnson Outdoors, Inc.	2,631	58,461
Malibu Boats, Inc. (a)	2,819	46,232
MCBC Holdings, Inc. (a)	2,230	31,398
		193,211
Media - 1.30%
Entercom Communications Corp. (a)	1,359	14,378
Harte-Hanks, Inc.	22,102	55,918
Saga Communications, Inc.	689	27,601
Salem Media Group, Inc.	8,241	47,468
Townsquare Media, Inc. (a)	3,898	43,697
		189,062
Multiline Retail - 0.30%
Dillard's, Inc.	512	43,474

Specialty Retail - 3.26%
Asbury Automotive Group, Inc. (a)	237	14,182
Barnes & Noble Education, Inc. (a)	5,862	57,448
Boot Barn Holdings, Inc. (a)	1,458	13,705
The Buckle, Inc.	1,284	43,489
Destination Maternity Corp. (a)	3,277	22,415
GameStop Corp.	1,916	60,795
Hibbett Sports, Inc. (a)	795	28,541
Lithia Motors, Inc.	163	14,235
Office Depot, Inc. (a)	9,722	69,025
Outerwall, Inc.	768	28,408
Sears Hometown and Outlet Stores, Inc. (a)	10,105	64,874
Sonic Automotive, Inc.	3,048	56,327
		473,444
Textiles, Apparel & Luxury Goods - 0.87%
Deckers Outdoor Corp. (a)	486	29,116
Iconix Brand Group, Inc. (a)	1,735	13,967
Movado Group, Inc.	1,430	39,368
Rocky Brands, Inc.	2,273	28,958
Steven Madden Ltd. (a)	397	14,705
		126,114
TOTAL CONSUMER DISCRETIONARY		2,053,830

CONSUMER STAPLES - 1.52%
Food & Staples Retailing - 0.19%
United Natural Foods, Inc. (a)	695	28,009

Food Products - 0.50%
Cal-Maine Foods, Inc.	1,145	59,437
Omega Protein Corp. (a)	805	13,637
		73,074
Personal Products - 0.63%
Medifast, Inc.	505	15,246
Nature's Sunshine Products, Inc.	3,295	31,631
Nu Skin Enterprises, Inc.	765	29,261
Nutraceutical International Corp. (a)	592	14,415
		90,553
Tobacco - 0.20%
Universal Corp.	513	29,144
TOTAL CONSUMER STAPLES		220,780

ENERGY - 8.93%
Energy Equipment & Services - 3.45%
CARBO Ceramics, Inc. (a)	3,617	51,361
CSI Compressco LP	2,416	13,916
Dril-Quip, Inc. (a)	984	59,591
Geospace Technologies Corp. (a)	4,609	56,875
Gulf Island Fabrication, Inc.	7,083	55,602
Matrix Service Company (a)	1,571	27,807
McDermott International, Inc. (a)	13,827	56,552
Oil States International, Inc. (a)	1,404	44,254
RigNet, Inc. (a)	4,620	63,202
SEACOR Holdings, Inc. (a)	813	44,268
Tidewater, Inc. (a)	2,213	15,115
Unit Corp. (a)	1,435	12,642
		501,185
Oil, Gas & Consumable Fuels - 5.48%
Alon USA Energy, Inc.	5,161	53,262
Alon USA Partners LP	4,234	55,677
BP Prudhoe Bay Royalty Trust	3,787	53,397
Cobalt International Energy, Inc. (a)	17,729	52,655
CVR Energy, Inc.	2,194	57,263
CVR Refining LP	4,616	55,761
Delek US Holdings, Inc.	1,776	27,066
Denbury Resources, Inc. (a)	5,803	12,883
Green Plains, Inc.	3,760	60,010
Kosmos Energy Ltd. (a)	9,665	56,250
Northern Tier Energy LP	1,815	42,780
Pacific Ethanol, Inc. (a)	5,740	26,863
Panhandle Oil and Gas, Inc.	2,504	43,344
Renewable Energy Group, Inc. (a)	6,659	62,861
REX American Resources Corp. (a)	1,015	56,302
RSP Permian, Inc. (a)	1,009	29,301
VAALCO Energy, Inc. (a)	53,765	50,539
		796,214
TOTAL ENERGY		1,297,399

FINANCIALS - 28.69%
Banks - 17.03%
Access National Corp.	851	16,875
American National Bankshares, Inc.	1,752	44,378
Ames National Corp.	1,168	28,920
Associated Banc-Corp	2,941	52,762
BancFirst Corp.	507	28,914
The Bancorp, Inc. (a)	10,453	59,791
Bank of Marin Bancorp	867	42,674
Bar Harbor Bankshares	484	16,078
BBCN Bancorp, Inc.	3,790	57,570
Blue Hills Bancorp, Inc.	1,043	14,258
Brookline Bancorp, Inc.	1,315	14,478
Bryn Mawr Bank Corp.	564	14,512
C&F Financial Corp.	1,482	56,612
Camden National Corp.	1,383	58,086
Carolina Financial Corp.	3,337	61,935
Cathay General Bancorp	511	14,477
Central Valley Community Bancorp	5,115	56,930
City Holding Company	619	29,576
Codorus Valley Bancorp, Inc.	2,839	57,405
Community Trust Bancorp, Inc.	827	29,210
Enterprise Bancorp, Inc.	1,209	31,724
First Bancorp	2,247	42,356
First BanCorp (a)	19,999	58,397
First Bancorp, Inc.	791	15,432
First Citizens BancShares, Inc.	232	58,248
First Financial Bancorp	3,167	57,576
First Financial Corp.	1,735	59,354
First Horizon National Corp.	3,284	43,020

First Interstate BancSystem, Inc.	513	14,431
First Niagara Financial Group, Inc.	4,383	42,427
Flushing Financial Corp.	1,319	28,517
Fulton Financial Corp.	1,077	14,410
Hancock Holding Company	2,395	54,989
Hanmi Financial Corp.	1,136	25,015
Heritage Financial Corp.	968	17,008
Hilltop Holdings, Inc. (a)	2,338	44,141
IBERIABANK Corp.	558	28,609
International Bancshares Corp.	2,340	57,704
Lakeland Bancorp, Inc.	1,431	14,525
LCNB Corp.	895	14,383
Merchants Bancshares, Inc.	884	26,290
National Bankshares, Inc.	860	29,515
Northrim BanCorp, Inc.	2,495	59,655
Orrstown Financial Services, Inc.	3,380	58,542
Peapack Gladstone Financial Corp.	3,492	59,015
Penns Woods Bancorp, Inc.	382	14,722
Peoples Bancorp, Inc.	2,254	44,043
People's Utah Bancorp	881	13,946
Popular, Inc.	2,122	60,710
Premier Financial Bancorp, Inc.	3,851	60,692
Republic Bancorp, Inc.	2,302	59,461
S&T Bancorp, Inc.	567	14,606
Sandy Spring Bancorp, Inc.	517	14,388
Shore Bancshares, Inc.	4,534	54,317
Sierra Bancorp	776	14,084
Southwest Bancorp, Inc.	920	13,846
State Bank Financial Corp.	1,420	28,059
Suffolk Bancorp	1,158	29,228
Summit Financial Group, Inc.	1,814	28,063
Talmer Bancorp, Inc.	820	14,834
TCF Financial Corp.	3,490	42,787
Texas Capital Bancshares, Inc. (a)	1,453	55,766
TriCo Bancshares	1,529	38,714
Triumph Bancorp, Inc. (a)	3,783	59,885
Trustmark Corp.	2,510	57,805
Valley National Bancorp	1,483	14,148
Wilshire Bancorp, Inc.	2,785	28,686
		2,473,514
Capital Markets - 0.50%
Och-Ziff Capital Management Group LLC	6,784	29,510
Oppenheimer Holdings, Inc.	2,713	42,812
		72,322
Consumer Finance - 0.68%
Nelnet, Inc.	1,071	42,165
SLM Corp. (a)	8,811	56,038
		98,203
Insurance - 4.21%
Ambac Financial Group, Inc. (a)	1,762	27,840
American National Insurance Company	253	29,222
Aspen Insurance Holdings Ltd.	608	29,002
Crawford & Company	5,053	30,419
Employers Holdings, Inc.	1,035	29,125
Enstar Group Ltd. (a)	183	29,752
Global Indemnity PLC (a)	1,864	58,026
Greenlight Capital Re Ltd. (a)	1,341	29,220
Hallmark Financial Services, Inc. (a)	2,594	29,831
Horace Mann Educators Corp.	1,831	58,024
Kansas City Life Insurance Company	736	29,440
Kemper Corp.	1,459	43,143
MBIA, Inc. (a)	3,169	28,046
National Western Life Group, Inc.	257	59,271
The Navigators Group, Inc. (a)	346	29,019
State Auto Financial Corp.	1,278	28,193
Third Point Reinsurance Ltd. (a)	3,806	43,274
		610,847
Real Estate Investment Trusts - 2.79%
Altisource Residential Corp.	2,461	29,532
Arbor Realty Trust, Inc.	6,222	42,123
Ares Commercial Real Estate Corp.	1,321	14,465
Cherry Hill Mortgage Investment Corp.	992	14,047
Chimera Investment Corp.	1,032	14,025
The GEO Group, Inc.	1,773	61,470
Granite Real Estate Investment Trust	1,993	57,199
Great Ajax Corp.	2,630	29,430
MFA Financial, Inc.	1,966	13,467
Parkway Properties, Inc.	3,840	60,134
PennyMac Mortgage Investment Trust	2,139	29,176
Resource Capital Corp.	2,470	27,788
ZAIS Financial Corp.	872	13,010
		405,866

Thrifts & Mortgage Finance - 3.48%
Dime Community Bancshares, Inc.	2,513	44,279
ESSA Bancorp, Inc.	3,223	43,478
EverBank Financial Corp.	3,989	60,194
HomeStreet, Inc. (a)	2,118	44,076
OceanFirst Financial Corp.	1,643	29,048
PennyMac Financial Services, Inc. (a)	2,535	29,812
PHH Corp. (a)	4,635	58,123
Provident Financial Holdings, Inc.	3,050	52,003
Territorial Bancorp, Inc.	1,673	43,598
TrustCo Bank Corp.	7,213	43,711
Washington Federal, Inc.	2,516	56,987
		505,309
TOTAL FINANCIALS		4,166,061

HEALTH CARE - 1.82%
Health Care Equipment & Supplies - 0.71%
Anika Therapeutics, Inc. (a)	319	14,266
Exactech, Inc. (a)	1,505	30,491
LivaNova PLC (a)	1,092	58,946
		103,703
Health Care Providers & Services - 1.11%
Kindred Healthcare, Inc.	4,808	59,379
LifePoint Health, Inc. (a)	878	60,802
National HealthCare Corp.	238	14,827
Surgery Partners, Inc. (a)	1,957	25,950
		160,958
TOTAL HEALTH CARE		264,661

INDUSTRIALS - 17.76%
Aerospace & Defense - 0.75%
Ducommun, Inc. (a)	619	9,440
LMI Aerospace, Inc. (a)	3,094	26,330
National Presto Industries, Inc.	169	14,152
Vectrus, Inc. (a)	2,584	58,786
		108,708
Air Freight & Logistics - 0.50%
Forward Air Corp.	279	12,644
Hub Group, Inc. (a)	391	15,949
Park-Ohio Holdings Corp.	1,037	44,405
		72,998
Building Products - 0.91%
CSW Industrials, Inc. (a)	1,847	58,181
Masonite International Corp. (a)	908	59,474
Quanex Building Products Corp.	837	14,530
		132,185
Commercial Services & Supplies - 2.16%
Atento SA (a)	5,764	47,207
The Brink's Company	1,808	60,730
Deluxe Corp.	753	47,055
Essendant, Inc.	463	14,784
McGrath RentCorp	1,147	28,767
NL Industries, Inc. (a)	15,683	35,444
Performant Financial Corp. (a)	17,202	29,243
Steelcase, Inc.	790	11,787
UniFirst Corp.	257	28,044
West Corp.	479	10,931
		313,992
Construction & Engineering - 1.38%
KBR, Inc.	3,761	58,219
Orion Marine Group, Inc. (a)	10,905	56,488
Primoris Services Corp.	1,182	28,723
Tutor Perini Corp. (a)	3,653	56,768
		200,198
Electrical Equipment - 0.99%
Allied Motion Technologies, Inc.	1,594	28,692
Babcock & Wilcox Enterprises, Inc. (a)	697	14,916
Power Solutions International, Inc. (a)	5,142	70,959
Preformed Line Products Company	399	14,571
Thermon Group Holdings, Inc. (a)	801	14,066
		143,204
Machinery - 5.74%
Chart Industries, Inc. (a)	1,346	29,235
Columbus McKinnon Corp.	934	14,720
The Eastern Company	2,696	44,268
Graham Corp.	721	14,355
The Greenbrier Companies, Inc.	2,067	57,132
Hardinge, Inc.	2,532	31,574
Harsco Corp. (a)	5,198	28,329
Hurco Companies, Inc.	1,844	60,834
Hyster-Yale Materials Handling, Inc.	662	44,089
Kadant, Inc.	330	14,903
LB Foster Company	2,501	45,418
Luxfer Holdings PLC - ADR	2,688	28,520

Meritor, Inc. (a)	7,827	63,085
Miller Industries, Inc.	2,906	58,934
Mueller Industries, Inc.	497	14,622
Navistar International Corp. (a)	5,046	63,175
NN, Inc.	4,426	60,548
Oshkosh Corp.	717	29,304
Supreme Industries, Inc.	5,192	45,897
Twin Disc, Inc. (a)	2,632	26,662
Wabash National Corp. (a)	4,451	58,753
		834,357
Marine - 0.40%
Matson, Inc.	1,459	58,608

Professional Services - 3.74%
Barrett Business Services, Inc.	2,048	58,881
CBIZ, Inc. (a)	2,847	28,726
CRA International, Inc. (a)	2,777	54,540
FTI Consulting, Inc. (a)	731	25,958
Heidrick & Struggles International, Inc.	2,475	58,658
Hill International, Inc. (a)	13,504	45,508
Kelly Services, Inc.	2,479	47,398
Korn/Ferry International	2,066	58,447
Resources Connection, Inc.	2,975	46,291
RPX Corp. (a)	5,113	57,572
TrueBlue, Inc. (a)	2,348	61,401
		543,380
Road & Rail - 0.29%
Roadrunner Transportation Systems, Inc. (a)	2,238	27,885
Saia, Inc. (a)	498	14,019
		41,904
Trading Companies & Distributors - 0.90%
Rush Enterprises, Inc. (a)	3,184	58,077
Titan Machinery, Inc. (a)	3,750	43,350
WESCO International, Inc. (a)	526	28,756
		130,183
TOTAL INDUSTRIALS		2,579,717

INFORMATION TECHNOLOGY - 14.37%
Communications Equipment - 2.42%
ClearOne, Inc.	3,711	43,048
Comtech Telecommunications Corp.	2,459	57,467
Digi International, Inc. (a)	4,827	45,519
Extreme Networks, Inc. (a)	19,202	59,718
NETGEAR, Inc. (a)	1,426	57,568
Plantronics, Inc.	1,165	45,656
TESSCO Technologies, Inc.	2,536	42,224
		351,200
Electronic Equipment, Instruments & Components - 6.30%
Anixter International, Inc. (a)	1,156	60,238
AVX Corp.	2,134	26,824
Benchmark Electronics, Inc. (a)	2,577	59,399
Control4 Corp. (a)	5,052	40,214
Daktronics, Inc.	5,405	42,700
Electro Rent Corp.	3,042	28,169
ePlus, Inc. (a)	711	57,243
Insight Enterprises, Inc. (a)	2,034	58,253
InvenSense, Inc. (a)	5,161	43,352
Methode Electronics, Inc.	999	29,211
MTS Systems Corp.	207	12,596
Park Electrochemical Corp.	2,840	45,468
PC Connection, Inc.	1,902	49,091
PCM, Inc. (a)	5,286	42,394
Plexus Corp. (a)	748	29,561
QLogic Corp. (a)	4,372	58,759
Sanmina Corp. (a)	1,252	29,272
ScanSource, Inc. (a)	1,081	43,651
Tech Data Corp. (a)	552	42,377
TTM Technologies, Inc. (a)	8,718	57,975
Vishay Intertechnology, Inc.	3,479	42,479
Vishay Precision Group, Inc. (a)	1,091	15,285
		914,511
Internet Software & Services - 0.47%
DHI Group, Inc. (a)	3,594	29,004
RetailMeNot, Inc. (a)	1,500	12,015
Travelzoo, Inc. (a)	3,318	26,942
		67,961
IT Services - 0.85%
Computer Services, Inc.	347	13,186
Computer Task Group, Inc.	8,635	44,125
Datalink Corp. (a)	7,298	66,704
		124,015

Semiconductors & Semiconductor Equipment - 3.04%
Ambarella, Inc. (a)	1,054	47,114
Amkor Technology, Inc. (a)	9,965	58,694
Cabot Microelectronics Corp.	717	29,332
Cirrus Logic, Inc. (a)	1,642	59,786
Diodes, Inc. (a)	2,830	56,883
NVE Corp.	518	29,283
PDF Solutions, Inc. (a)	2,103	28,138
Photronics, Inc. (a)	2,868	29,856
Synaptics, Inc. (a)	529	42,182
Ultra Clean Holdings, Inc. (a)	2,747	14,724
Xcerra Corp. (a)	7,037	45,881
		441,873
Software - 0.88%
AVG Technologies NV (a)	1,418	29,424
Mentor Graphics Corp.	652	13,255
VASCO Data Security International, Inc. (a)	1,838	28,305
Xura, Inc. (a)	2,924	57,515
		128,499
Technology Hardware, Storage & Peripherals - 0.41%
Super Micro Computer, Inc. (a)	1,749	59,606
TOTAL INFORMATION TECHNOLOGY		2,087,665

MATERIALS - 5.02%
Chemicals - 1.84%
American Vanguard Corp. (a)	3,696	58,323
The Chemours Company	4,062	28,434
CVR Partners LP	3,953	33,047
FutureFuel Corp.	2,496	29,428
Huntsman Corp.	2,187	29,087
Innophos Holdings, Inc.	977	30,199
Innospec, Inc.	664	28,791
Minerals Technologies, Inc.	516	29,335
		266,644
Construction Materials - 0.10%
United States Lime & Minerals, Inc.	247	14,822

Containers & Packaging - 0.47%
Greif, Inc.	440	14,410
UFP Technologies, Inc. (a)	2,422	53,938
		68,348
Metals & Mining - 1.24%
Ampco-Pittsburgh Corp.	2,199	30,588
Century Aluminum Company (a)	3,959	27,911
Constellium NV (a)	5,515	28,623
Kaiser Aluminum Corp.	348	29,420
Real Industry, Inc. (a)	7,289	63,414
		179,956
Paper & Forest Products - 1.37%
Boise Cascade Company (a)	2,967	61,476
Domtar Corp.	377	15,269
KapStone Paper and Packaging Corp.	3,384	46,868
PH Glatfelter Company	740	15,340
Schweitzer-Mauduit International, Inc.	1,899	59,781
		198,734
TOTAL MATERIALS		728,504

TELECOMMUNICATION SERVICES - 0.84%
Diversified Telecommunication Services - 0.84%
Atlantic Tele-Network, Inc.	400	30,332
IDT Corp.	3,869	60,317
Inteliquent, Inc.	1,932	31,009
TOTAL TELECOMMUNICATION SERVICES		121,658

UTILITIES - 3.94%
Electric Utilities - 1.58%
ALLETE, Inc.	972	54,499
El Paso Electric Company	659	30,235
The Empire District Electric Company	870	28,754
MGE Energy, Inc.	287	14,996
Otter Tail Corp.	1,530	45,319
PNM Resources, Inc.	1,636	55,165
		228,968
Gas Utilities - 0.90%
The Laclede Group, Inc.	219	14,837
Northwest Natural Gas Company	271	14,593
ONE Gas, Inc.	246	15,031
South Jersey Industries, Inc.	1,035	29,446
Southwest Gas Corp.	215	14,158
Star Gas Partners LP	5,105	42,882
		130,947

Independent Power and Renewable Electricity Producers - 0.85%
Dynegy, Inc. (a)	4,291	61,662
Talen Energy Corp. (a)	6,873	61,857
		123,519
Multi-Utilities - 0.61%
Avista Corp.	1,454	59,294
NorthWestern Corp.	232	14,326
Unitil Corp.	348	14,787
		88,407
TOTAL UTILITIES		571,841

Total common stocks (Cost $14,430,750)		14,092,116

INVESTMENT COMPANIES - 2.75%
Business Development Companies - 2.75%
Capitala Finance Corp.	2,492	29,904
Fifth Street Finance Corp.	8,407	42,203
Fifth Street Senior Floating Rate Corp.	5,734	45,471
Garrison Capital, Inc.	2,798	30,022
KCAP Financial, Inc.	12,978	46,721
Medley Capital Corp.	4,203	27,740
MVC Capital, Inc.	8,016	59,799
Prospect Capital Corp.	4,068	29,574
Stellus Capital Investment Corp.	1,441	14,727
TICC Capital Corp.	6,097	29,266
WhiteHorse Finance, Inc.	4,192	43,513
Total investment companies (Cost $460,495)		398,940

RIGHTS - 0.01%
CONSUMER DISCRETIONARY - 0.01%
Textiles, Apparel & Luxury Goods - 0.01%
Vince Holding Corp. (a) (f)	4,136	1,096
TOTAL CONSUMER DISCRETIONARY		1,096

Total rights (Cost $772)		1,096

Total long-term investments (Cost $14,892,017)		14,492,152

	Principal
SHORT-TERM INVESTMENTS - 0.58%	Amount
Time Deposits - 0.58%
Banco Santander SA, 0.14%, 04/01/2016*	$84,387	84,387
Total short-term investments (Cost $84,387)		84,387

Total investments - 100.37% (Cost $14,976,404)		14,576,539

Liabilities in excess of other assets - (0.37)%		(53,529)

Net assets - 100.00%		$14,523,010

(a)	- Non-income producing security.
(f)
- Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees. The total market value of these securities was $1,096, which represented 0.01% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2016
Hotchkis & Wiley Global Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.48%	Held	Value
CONSUMER DISCRETIONARY - 8.71%
Automobiles - 4.60%
Bayerische Motoren Werke AG (v)	1,225	$97,797
General Motors Company	2,560	80,461
Honda Motor Company Ltd. (v)	3,100	84,757
		263,015
Distributors - 0.99%
D'ieteren SA (v)	1,355	56,967

Specialty Retail - 3.12%
Bed Bath & Beyond, Inc. (a)	574	28,493
Office Depot, Inc. (a)	21,098	149,796
		178,289
TOTAL CONSUMER DISCRETIONARY		498,271

CONSUMER STAPLES - 2.01%
Beverages - 0.34%
Stock Spirits Group PLC (v)	9,452	19,888

Food & Staples Retailing - 1.67%
Tesco PLC (a) (v)	34,750	95,440
TOTAL CONSUMER STAPLES		115,328

ENERGY - 8.02%
Energy Equipment & Services - 2.41%
WorleyParsons Ltd. (v)	33,324	137,652

Oil, Gas & Consumable Fuels - 5.61%
Cairn Energy PLC (a) (v)	26,925	77,125
Cobalt International Energy, Inc. (a)	6,607	19,623
Hess Corp.	707	37,224
Kosmos Energy Ltd. (a)	6,795	39,547
Ophir Energy PLC (a) (v)	101,689	112,231
Rockhopper Exploration PLC (a)	85,994	35,200
		320,950
TOTAL ENERGY		458,602

FINANCIALS - 27.60%
Banks - 15.89%
Banco do Brasil SA - ADR	5,709	30,829
Bank of America Corp.	14,296	193,282
Barclays PLC (v)	33,908	72,787
Citigroup, Inc.	4,074	170,089
Citizens Financial Group, Inc.	3,869	81,056
JPMorgan Chase & Company	1,803	106,774
Popular, Inc.	4,517	129,231
Societe Generale SA (v)	1,933	71,428
Standard Chartered PLC (v)	7,914	53,522
		908,998
Capital Markets - 0.87%
Credit Suisse Group AG (v)	3,517	49,667

Consumer Finance - 1.85%
Capital One Financial Corp.	826	57,250
Santander Consumer USA Holdings, Inc. (a)	4,611	48,370
		105,620
Insurance - 8.99%
American International Group, Inc.	5,140	277,817
RSA Insurance Group PLC (v)	18,979	129,340
Willis Towers Watson PLC	904	107,268
		514,425
TOTAL FINANCIALS		1,578,710

HEALTH CARE - 8.72%
Health Care Providers & Services - 2.26%
Anthem, Inc.	619	86,035
Humana, Inc.	235	42,993
		129,028
Pharmaceuticals - 6.46%
GlaxoSmithKline PLC - ADR	2,470	100,159
KYORIN Holdings, Inc. (v)	2,700	51,412
Sanofi (v)	1,637	131,608
Taro Pharmaceutical Industries Ltd. (a)	604	86,523
		369,702
TOTAL HEALTH CARE		498,730

INDUSTRIALS - 20.86%
Aerospace & Defense - 3.96%
BAE Systems PLC (v)	24,310	177,324
Embraer SA - ADR	1,868	49,240
		226,564

Air Freight & Logistics - 2.79%
Royal Mail PLC (v)		23,129	159,487

Construction & Engineering - 0.69%
Bouygues SA (v)		978	39,755

Industrial Conglomerates - 1.90%
Koninklijke Philips NV (v)		3,816	108,693

Machinery - 11.52%
CNH Industrial NV		12,372	83,635
Cummins, Inc.		1,737	190,966
Danieli & C Officine Meccaniche SpA (v)		15,915	248,943
KSB AG		135	50,694
Navistar International Corp. (a)		6,774	84,810
			659,048
TOTAL INDUSTRIALS			1,193,547

INFORMATION TECHNOLOGY - 14.23%
Communications Equipment - 1.87%
ARRIS International PLC (a)		2,203	50,493
Telefonaktiebolaget LM Ericsson - ADR		5,633	56,499
			106,992
Electronic Equipment, Instruments & Components - 4.80%
Corning, Inc.		9,950	207,856
Nippon Electric Glass Company Ltd. (v)		13,000	66,487
			274,343
Semiconductors & Semiconductor Equipment - 1.01%

Marvell Technology Group Ltd.		5,620	57,942
Software - 5.06%
Microsoft Corp.		2,637	145,641
Oracle Corp.		3,513	143,717
			289,358
Technology Hardware, Storage & Peripherals - 1.49%
Hewlett Packard Enterprise Company		4,809	85,264
TOTAL INFORMATION TECHNOLOGY			813,899

MATERIALS - 0.48%
Containers & Packaging - 0.48%
Packaging Corp. of America		452	27,301
TOTAL MATERIALS			27,301

TELECOMMUNICATION SERVICES - 2.72%
Wireless Telecommunication Services - 2.72%
Mobistar SA (a) (v)		1,179	26,364
Vodafone Group PLC - ADR		4,043	129,578
TOTAL TELECOMMUNICATION SERVICES			155,942

UTILITIES - 5.13%
Independent Power and Renewable Electricity Producers - 5.13%
Calpine Corp. (a)		13,608	206,433
NRG Energy, Inc.		6,677	86,868
TOTAL UTILITIES			293,301

Total common stocks (Cost $5,911,277)			5,633,631

Total long-term investments (Cost $5,911,277)			5,633,631

		Principal
SHORT-TERM INVESTMENTS - 1.56%		Amount
Time Deposits - 1.56%
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.14%, 04/01/2016*		$83,939	83,939
Brown Brothers Harriman & Co., -0.51%, 04/01/2016*	EUR	3,879	4,414
Brown Brothers Harriman & Co., -0.31%, 04/01/2016*	JPY	94,847	843
Total short-term investments (Cost $89,118)			89,196

Total investments - 100.04% (Cost $6,000,395)			5,722,827

Liabilities in excess of other assets - (0.04)%			(2,233)

Net assets - 100.00%			$ 5,720,594

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $2,068,674, which represented 36.16% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
EUR	- Euro
JPY	- Japanese Yen
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2016
Hotchkis & Wiley International Value Fund (Unaudited)
	Shares
COMMON STOCKS - 98.02%	Held	Value
CONSUMER DISCRETIONARY - 6.56%
Automobiles - 3.20%
Bayerische Motoren Werke AG (v)	405	$32,333
Honda Motor Company Ltd. (v)	1,000	27,341
		59,674
Distributors - 1.00%
D'ieteren SA (v)	443	18,624

Household Durables - 1.24%
Metall Zug AG	8	23,079

Specialty Retail - 1.12%
Kingfisher PLC (v)	3,895	21,008
TOTAL CONSUMER DISCRETIONARY		122,385

CONSUMER STAPLES - 1.93%
Food & Staples Retailing - 1.93%
Tesco PLC (a) (v)	13,151	36,119
TOTAL CONSUMER STAPLES		36,119

ENERGY - 7.69%
Energy Equipment & Services - 3.11%
WorleyParsons Ltd. (v)	14,060	58,078

Oil, Gas & Consumable Fuels - 4.58%
BowLeven PLC (a) (v)	27,898	8,483
Cairn Energy PLC (a) (v)	9,036	25,883
Kosmos Energy Ltd. (a)	4,702	27,366
Ophir Energy PLC (a) (v)	12,745	14,066
Rockhopper Exploration PLC (a)	23,249	9,517
		85,315
TOTAL ENERGY		143,393

FINANCIALS - 23.79%
Banks - 6.67%
Banco do Brasil SA - ADR	1,875	10,125
Barclays PLC (v)	15,304	32,852
HSBC Holdings PLC (v)	2,413	15,006
Societe Generale SA (v)	1,309	48,370
Standard Chartered PLC (v)	2,676	18,098
		124,451
Capital Markets - 1.95%
Credit Suisse Group AG (v)	2,578	36,406

Insurance - 15.17%
Enstar Group Ltd. (a)	308	50,075
Global Indemnity PLC (a)	1,289	40,127
RSA Insurance Group PLC (v)	6,954	47,391
Willis Towers Watson PLC	437	51,854
Zurich Insurance Group AG (v)	403	93,461
		282,908
TOTAL FINANCIALS		443,765

HEALTH CARE - 13.60%
Health Care Equipment & Supplies - 5.10%
Draegerwerk AG & Company KGaA	138	45,068
Medtronic PLC	667	50,024
		95,092
Pharmaceuticals - 8.50%
GlaxoSmithKline PLC - ADR	2,764	55,952
KYORIN Holdings, Inc. (v)	900	17,137
Sanofi (v)	709	57,001
Taro Pharmaceutical Industries Ltd. (a)	199	28,507
		158,597
TOTAL HEALTH CARE		253,689

INDUSTRIALS - 28.78%
Aerospace & Defense - 5.66%
BAE Systems PLC (v)	12,197	88,968
Embraer SA - ADR	628	16,554
		105,522
Air Freight & Logistics - 3.71%
Royal Mail PLC (v)	10,027	69,142

Building Products - 2.15%
Masonite International Corp. (a)	613	40,152

Construction & Engineering - 2.01%
Bouygues SA (v)	924	37,560

Electrical Equipment - 1.97%
Eaton Corp. PLC	586	36,660

Industrial Conglomerates - 3.98%
Koninklijke Philips NV (v)	2,610	74,342

Machinery - 9.30%
CNH Industrial NV	4,224	28,554
Danieli & C Officine Meccaniche SpA (v)	5,927	92,710
KSB AG	139	52,195
		173,459
TOTAL INDUSTRIALS		536,837

INFORMATION TECHNOLOGY - 9.72%
Communications Equipment - 4.94%
ARRIS International PLC (a)	2,120	48,590
Telefonaktiebolaget LM Ericsson (v)	4,343	43,485
		92,075
Electronic Equipment, Instruments & Components - 4.78%
Nippon Electric Glass Company Ltd. (v)	9,000	46,030
TE Connectivity Ltd.	698	43,220
		89,250
TOTAL INFORMATION TECHNOLOGY		181,325

MATERIALS - 2.08%
Chemicals - 2.08%
Tikkurila Oyj (v)	2,133	38,741
TOTAL MATERIALS		38,741

TELECOMMUNICATION SERVICES - 3.87%
Wireless Telecommunication Services - 3.87%
Mobistar SA (a) (v)	771	17,241
Vodafone Group PLC (v)	17,320	55,037
TOTAL TELECOMMUNICATION SERVICES		72,278

Total common stocks (Cost $1,820,255)		1,828,532

Total long-term investments (Cost $1,820,255)		1,828,532
	Principal
SHORT-TERM INVESTMENTS - 2.05%	Amount
Time Deposits - 2.05%
JPMorgan Chase & Company, 0.14%, 04/01/2016*	$38,175	38,175
Total short-term investments (Cost $38,175)		38,175

Total investments - 100.07% (Cost $1,858,430)		1,866,707

Liabilities in excess of other assets - (0.07)%		(1,238)

Net assets - 100.00%		$1,865,469

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,226,865, which represented 65.77% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2016
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 87.94%	Held	Value
CONSUMER DISCRETIONARY - 10.20%
Automobiles - 1.85%
Motors Liquidation Company GUC Trust	796,400	$9,684,224

Hotels, Restaurants & Leisure - 1.10%
Intrawest Resorts Holdings, Inc. (a)	670,403	5,731,945

Household Durables - 0.60%
TRI Pointe Group, Inc. (a)	268,700	3,165,286

Media - 2.38%
Discovery Communications, Inc. (a)	435,300	12,462,639

Specialty Retail - 3.85%
Office Depot, Inc. (a)	2,835,800	20,134,180

Textiles, Apparel & Luxury Goods - 0.42%
JG Boswell Company	3,401	2,176,640
TOTAL CONSUMER DISCRETIONARY		53,354,914

ENERGY - 5.92%
Energy Equipment & Services - 2.72%
Vantage Drilling International (a)	21,433	2,411,213
WorleyParsons Ltd. (c) (v)	2,857,100	11,801,902
		14,213,115
Oil, Gas & Consumable Fuels - 3.20%
Cairn Energy PLC (a) (c) (v)	2,911,500	8,339,863
Marathon Oil Corp.	311,500	3,470,110
Ophir Energy PLC (a) (c) (v)	3,788,500	4,181,252
Rockhopper Exploration PLC (a) (c)	1,919,100	785,545
		16,776,770
TOTAL ENERGY		30,989,885

FINANCIALS - 27.69%
Banks - 14.35%
Bank of America Corp. (c)	1,997,700	27,008,904
Citigroup, Inc. (c)	416,300	17,380,525
JPMorgan Chase & Company (c)	518,200	30,687,804
		75,077,233
Capital Markets - 5.21%
The Goldman Sachs Group, Inc.	129,700	20,360,306
State Street Corp.	117,900	6,899,508
		27,259,814
Consumer Finance - 1.06%
Capital One Financial Corp.	80,500	5,579,455

Insurance - 7.07%
American International Group, Inc. (c)	595,200	32,170,560
Global Indemnity PLC (a)	94,800	2,951,124
RSA Insurance Group PLC (v)	273,300	1,862,510
		36,984,194
TOTAL FINANCIALS		144,900,696

HEALTH CARE - 3.16%
Health Care Providers & Services - 1.97%
Anthem, Inc.	20,600	2,863,194
Hanger, Inc. (a)	738,000	4,797,000
Humana, Inc.	14,600	2,671,070
		10,331,264
Pharmaceuticals - 1.19%
GlaxoSmithKline PLC - ADR	62,900	2,550,595
Sanofi - ADR	91,400	3,670,624
		6,221,219
TOTAL HEALTH CARE		16,552,483

INDUSTRIALS - 15.92%
Air Freight & Logistics - 3.80%
Royal Mail PLC (c) (v)	2,882,100	19,873,707

Building Products - 0.27%
Masonite International Corp. (a)	21,400	1,401,700

Machinery - 8.08%
Cummins, Inc.	38,800	4,265,672
Danieli & C Officine Meccaniche SpA (c) (v)	1,557,900	24,368,753
EnPro Industries, Inc.	57,600	3,322,368
KSB AG (c)	27,473	10,316,326
		42,273,119
Professional Services - 0.22%
Hudson Global, Inc.	481,700	1,141,629

Trading Companies & Distributors - 3.55%
Rush Enterprises, Inc. (a) (c)	1,020,000	18,604,800
TOTAL INDUSTRIALS		83,294,955

INFORMATION TECHNOLOGY - 20.01%
Communications Equipment - 1.74%
ARRIS International PLC (a)	396,700	9,092,364

Electronic Equipment, Instruments & Components - 5.95%
Corning, Inc. (c)	1,489,700	31,119,833

Software - 10.81%
Microsoft Corp. (c)	577,100	31,873,233
Oracle Corp. (c)	604,100	24,713,731
		56,586,964
Technology Hardware, Storage & Peripherals - 1.51%
Hewlett Packard Enterprise Company	445,600	7,900,488
TOTAL INFORMATION TECHNOLOGY		104,699,649

MATERIALS - 0.65%
Metals & Mining - 0.65%
Real Industry, Inc. (a) (l)	389,782	3,391,104
TOTAL MATERIALS		3,391,104

UTILITIES - 4.39%
Electric Utilities - 4.30%
Great Plains Energy, Inc. (c)	697,900	22,507,275

Independent Power and Renewable Electricity Producers - 0.09%
Vivint Solar, Inc. (a) (l)	164,700	436,455
TOTAL UTILITIES		22,943,730

Total common stocks (Cost $484,012,600)		460,127,416

INVESTMENT COMPANIES - 0.18%
Closed-End Funds - 0.18%
Boulder Growth & Income Fund, Inc. (l)	118,292	928,592
Total investment companies (Cost $649,324)		928,592

PREFERRED STOCKS - 0.16%
FINANCIALS - 0.16%
Real Estate - 0.03%
W2007 Grace Acquisition I, Inc. (a)	6,366	159,548

Thrifts & Mortgage Finance - 0.13%
Federal Home Loan Mortgage Corp. - Series K (a)	33,900	140,685
Federal Home Loan Mortgage Corp. - Series N (a)	118,600	439,413
Federal Home Loan Mortgage Corp. - Series S (a)	18,700	74,145
		654,243
TOTAL FINANCIALS		813,791

Total preferred stocks (Cost $337,338)		813,791

	Principal
CONVERTIBLE BONDS - 1.40%	Amount
ENERGY - 1.40%
Oil, Gas & Consumable Fuels - 1.40%
Cobalt International Energy, Inc.
2.625%, 12/01/2019	$14,500,000	7,304,375
TOTAL ENERGY		7,304,375
Total convertible bonds (Cost $9,418,955)		7,304,375

CORPORATE BONDS - 6.93%
ENERGY - 0.67%
Oil, Gas & Consumable Fuels - 0.67%
Comstock Resources, Inc.
10.000%, 03/15/2020 (r)	7,000,000	3,482,500
Offshore Group Investment Ltd. - Escrow
7.500%, 11/01/2019 (a) (f)	12,000,000	0
		3,482,500
INDUSTRIALS - 2.81%
Building Products - 0.89%
Associated Materials LLC / AMH New Finance, Inc.
9.125%, 11/01/2017	6,159,000	4,680,840

Trading Companies & Distributors - 1.92%
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (r)	10,000,000	10,050,000
TOTAL INDUSTRIALS		14,730,840

MATERIALS - 3.45%
Chemicals - 3.15%
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 11/12/2014 - 06/19/2015, Cost $20,881,609) (i) (r)	27,207,000	16,460,235

Metals & Mining - 0.30%
Horsehead Holding Corp.
9.000%, 06/01/2017 (Acquired 07/24/2014, Cost $7,500,000) (d) (i) (r)	7,500,000	1,575,000
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (d) (i)	41,000	615
		1,575,615
TOTAL MATERIALS		18,035,850
Total corporate bonds (Cost $47,670,062)		36,249,190

TERM LOANS - 2.58%
MATERIALS - 2.58%
Metals & Mining - 2.58%
Noranda Aluminum Acquisition Corp.
12.000%, 11/12/2016 (e) (f) (i) (m)	2,500,000	2,500,000
5.750%, 02/28/2019 (b) (d) (i) (p)	35,173,823	11,021,190
TOTAL MATERIALS		13,521,190
Total term loans (Cost $28,159,097)		13,521,190
	Shares
WARRANTS - 0.65%	Held
CONSUMER DISCRETIONARY - 0.65%
Automobiles - 0.23%
General Motors Company (a)
Expiration: July 2016, Exercise Price: $10.00	33,866	733,199
Expiration: July 2019, Exercise Price: $18.33	33,866	462,610
TOTAL CONSUMER DISCRETIONARY		1,195,809

FINANCIALS - 0.42%
Insurance - 0.42%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $45.00	117,400	2,195,380
TOTAL FINANCIALS		2,195,380
Total warrants (Cost $2,192,459)		3,391,189
Total long-term investments (Cost $572,439,835)		522,335,743

COLLATERAL FOR SECURITIES ON LOAN - 0.09%
Money Market Funds - 0.09%
Invesco Government & Agency Portfolio, 0.26% ^	484,387	484,387
Total collateral for securities on loan (Cost $484,387)		484,387

	Principal
SHORT-TERM INVESTMENTS - 0.00%	Amount
Time Deposits - 0.00%
Brown Brothers Harriman & Co., 0.95%, 04/01/2016*	AUD 16	13
Brown Brothers Harriman & Co., 0.08%, 04/01/2016*	GBP 20	28
Total short-term investments (Cost $40)		41

Total investments - 99.93% (Cost $572,924,262)		522,820,171

Other assets in excess of liabilities - 0.07%		386,109

Net assets - 100.00%		$523,206,280

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2016.
(c)	- All or a portion of this security is segregated as collateral for futures contracts and unfunded loan commitments.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
- Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $2,500,000, which represented 0.48% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $465,521.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(m)
- Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of this security was $2,500,000, representing 0.48% of net assets.

(p)	- Payment in-kind security.
(r)
- Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $31,567,735, which represented 6.03% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $70,427,987, which represented 13.46% of net assets.  See Security Valuation below.

AUD	- Australian Dollars
GBP	- British Pounds
^	- Rate shown is the 7-day yield as of March 31, 2016.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Futures Contracts - March 31, 2016
Hotchkis & Wiley Value Opportunities Fund (Unaudited)
Description	Number of Contracts Purchased (Sold)	Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)

Australian Dollar Currency Futures	(90)	June 2016	$ (6,885,000)	$ (210,070)
British Pound Currency Futures	(125)	June 2016	(11,228,906)	(120,045)
Euro Fx Currency Futures	(80)	June 2016	(11,412,000)	(375,829)
			$ (29,525,906)	$ (705,944)

Schedule of Investments - March 31, 2016
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 58.90%	Held	Value
CONSUMER DISCRETIONARY - 3.93%
Automobiles - 1.58%
General Motors Company	9,438	$296,637
General Motors Company - Escrow (a) (f) (i)	4,600	0
Honda Motor Company Ltd. - ADR	8,266	225,992
Motors Liquidation Company GUC Trust	8,131	98,873
		621,502
Media - 0.30%
Discovery Communications, Inc. (a)	4,162	119,158

Multiline Retail - 0.26%
Kohl's Corp.	2,198	102,449

Specialty Retail - 1.79%
Bed Bath & Beyond, Inc. (a)	2,139	106,180
Office Depot, Inc. (a)	84,360	598,956
		705,136
TOTAL CONSUMER DISCRETIONARY		1,548,245

CONSUMER STAPLES - 0.28%
Food & Staples Retailing - 0.28%
Tesco PLC - ADR (a)	13,294	110,207
TOTAL CONSUMER STAPLES		110,207

ENERGY - 6.09%
Energy Equipment & Services - 1.35%
Lone Pine Resources Canada Ltd. (a) (f) (i)	3,118	0
Lone Pine Resources, Inc. (a) (f) (i)	3,118	0
Lone Pine Resources, Inc. - Escrow (a) (f) (i)	25,000	0
Vantage Drilling International (a)	363	40,838
WorleyParsons Ltd. (v)	118,953	491,362
		532,200
Oil, Gas & Consumable Fuels - 4.74%
BowLeven PLC (a) (v)	1,147,724	348,981
Cairn Energy PLC - ADR (a)	47,262	272,938
Hess Corp.	2,610	137,417
Kosmos Energy Ltd. (a)	25,888	150,668
Marathon Oil Corp.	39,475	439,751
Murphy Oil Corp.	7,758	195,424
Ophir Energy PLC - ADR (a)	142,762	315,989
PetroQuest Energy, Inc. (a)	3,720	2,254
		1,863,422
TOTAL ENERGY		2,395,622

FINANCIALS - 16.67%
Banks - 7.21%
Bank of America Corp.	43,618	589,715
Barclays PLC - ADR	16,976	146,333
Citigroup, Inc.	16,633	694,429
Citizens Financial Group, Inc.	11,142	233,425
JPMorgan Chase & Company (c)	7,238	428,634
Popular, Inc.	22,261	636,887
Societe Generale SA - ADR	14,203	105,812
		2,835,235
Capital Markets - 1.55%
Fifth Street Asset Management, Inc.	163,498	500,304
The Goldman Sachs Group, Inc.	711	111,613
		611,917
Consumer Finance - 0.89%
Capital One Financial Corp.	5,026	348,352

Insurance - 5.13%
American International Group, Inc. (c)	18,803	1,016,302
Horace Mann Educators Corp.	6,914	219,105
RSA Insurance Group PLC - ADR	49,788	344,035
Willis Towers Watson PLC	3,705	439,635
		2,019,077
Real Estate Investment Trusts - 1.89%
Corrections Corp. of America	9,501	304,507
The GEO Group, Inc. (c)	12,629	437,847
		742,354
TOTAL FINANCIALS		6,556,935

HEALTH CARE - 4.51%
Health Care Providers & Services - 0.81%
Anthem, Inc.	2,300	319,677

Pharmaceuticals - 3.70%
GlaxoSmithKline PLC - ADR	13,045	528,975
KYORIN Holdings, Inc. (v)	12,700	241,829
Sanofi - ADR	14,273	573,203
Taro Pharmaceutical Industries Ltd. (a)	780	111,735
		1,455,742
TOTAL HEALTH CARE		1,775,419

INDUSTRIALS - 10.63%
Aerospace & Defense - 2.49%
BAE Systems PLC - ADR	33,599	981,595

Air Freight & Logistics - 1.89%
Royal Mail PLC - ADR	53,398	742,232

Industrial Conglomerates - 1.18%
Koninklijke Philips NV	16,226	463,252

Machinery - 4.77%
CNH Industrial NV	23,717	160,327
Cummins, Inc.	5,340	587,080
Danieli & C Officine Meccaniche SpA - ADR	65,133	1,016,075
KSB AG	304	114,154
		1,877,636
Trading Companies & Distributors - 0.30%
Rush Enterprises, Inc. (a)	6,438	117,429
TOTAL INDUSTRIALS		4,182,144

INFORMATION TECHNOLOGY - 9.74%
Communications Equipment - 1.81%
ARRIS International PLC (a)	10,262	235,205
Telefonaktiebolaget LM Ericsson - ADR	47,710	478,531
		713,736
Electronic Equipment, Instruments & Components - 3.16%
Corning, Inc. (c)	51,134	1,068,190
Nippon Electric Glass Company Ltd. (v)	34,000	173,889
		1,242,079
Semiconductors & Semiconductor Equipment - 0.32%
Marvell Technology Group Ltd.	11,997	123,689

Software - 3.57%
Microsoft Corp. (c)	11,369	627,910
Oracle Corp.	18,995	777,085
		1,404,995
Technology Hardware, Storage & Peripherals - 0.88%
Hewlett Packard Enterprise Company	19,514	345,983
TOTAL INFORMATION TECHNOLOGY		3,830,482

MATERIALS - 0.31%
Containers & Packaging - 0.31%
Packaging Corp. of America	2,014	121,646
TOTAL MATERIALS		121,646

TELECOMMUNICATION SERVICES - 1.70%
Wireless Telecommunication Services - 1.70%
Vodafone Group PLC - ADR (c)	20,860	668,563
TOTAL TELECOMMUNICATION SERVICES		668,563

UTILITIES - 5.04%
Electric Utilities - 2.78%
Great Plains Energy, Inc.	23,201	748,231
PPL Corp.	9,023	343,506
		1,091,737
Independent Power and Renewable Electricity Producers - 1.82%
Calpine Corp. (a)	32,649	495,286
NRG Energy, Inc.	17,017	221,391
		716,677
Multi-Utilities - 0.44%
Public Service Enterprise Group, Inc.	3,711	174,937
TOTAL UTILITIES		1,983,351
Total common stocks (Cost $23,130,582)		23,172,614

INVESTMENT COMPANIES - 0.60%
Business Development Companies - 0.60%
Fifth Street Senior Floating Rate Corp.	29,681	235,370
Total investment companies (Cost $266,293)		235,370

PREFERRED STOCKS - 0.65%
ENERGY - 0.03%
Energy Equipment & Services - 0.03%
Lone Pine Resources Canada Ltd. (a) (f) (i)	12,005	10,444
Lone Pine Resources, Inc. Multiple Voting Shares (a) (f) (i)	12,005	0
TOTAL ENERGY		10,444

FINANCIALS - 0.62%
Banks - 0.62%
Countrywide Capital V, 7.000%	2,000	51,500
Royal Bank of Scotland Group PLC, 6.600%	7,780	193,645
TOTAL FINANCIALS		245,145
Total preferred stocks (Cost $255,548)		255,589

CONVERTIBLE PREFERRED STOCKS - 0.15%
ENERGY - 0.15%
Energy Equipment & Services - 0.13%
McDermott International, Inc., 6.250% (i)	3,468	53,060

Oil, Gas & Consumable Fuels - 0.02%
PetroQuest Energy, Inc., 6.875% (i)	1,653	8,265
TOTAL ENERGY		61,325
Total convertible preferred stocks (Cost $152,796)		61,325

	Principal
CONVERTIBLE BONDS - 0.67%	Amount
ENERGY - 0.67%
Oil, Gas & Consumable Fuels - 0.67%
Cobalt International Energy, Inc.
3.125%, 05/15/2024	$647,000	263,653
TOTAL ENERGY		263,653
Total convertible bonds (Cost $515,940)		263,653

CORPORATE BONDS - 35.45%
CONSUMER DISCRETIONARY - 8.08%
Diversified Consumer Services - 0.21%
Sotheby's
5.250%, 10/01/2022 (r)	94,000	84,600

Hotels, Restaurants & Leisure - 1.81%
1011778 BC ULC / New Red Finance, Inc.
6.000%, 04/01/2022 (r)	173,000	180,353
MGM Resorts International
7.750%, 03/15/2022 (c)	166,000	186,335
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (i)	220,000	216,699
Wynn Macau Ltd.
5.250%, 10/15/2021 (r)	137,000	129,808
		713,195
Household Durables - 0.45%
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	193,000	178,043

Leisure Products - 0.94%
Apex Tool Group LLC
7.000%, 02/01/2021 (r)	204,000	166,260
Gibson Brands, Inc.
8.875%, 08/01/2018 (Acquired 07/24/2013 - 11/14/2014, Cost $213,736) (i) (r)	210,000	122,850
MCE Finance Ltd.
5.000%, 02/15/2021 (r)	84,000	80,319
		369,429
Media - 3.45%
Altice Luxembourg SA
7.625%, 02/15/2025 (r)	201,000	192,959
Cable One, Inc.
5.750%, 06/15/2022 (r)	115,000	118,163
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 05/01/2025 (r)	80,000	81,600
Entercom Radio LLC
10.500%, 12/01/2019	203,000	211,627
MDC Partners, Inc.
6.750%, 04/01/2020 (r)	131,000	135,503
6.500%, 05/01/2024 (r)	70,000	71,663
Numericable - SFR SAS
6.000%, 05/15/2022 (r)	111,000	108,780
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	152,000	146,300
Virgin Media Finance PLC
6.375%, 04/15/2023 (r)	113,000	118,085
VTR Finance BV
6.875%, 01/15/2024 (r)	176,000	172,972
		1,357,652
Specialty Retail - 1.10%
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (r)	183,000	194,437
Chinos Intermediate Holdings A, Inc.
7.750%, 05/01/2019 (p) (r)	141,000	70,148
Outerwall, Inc.
5.875%, 06/15/2021 (c)	224,000	166,880
		431,465
Textiles, Apparel & Luxury Goods - 0.12%
Quiksilver, Inc. / QS Wholesale, Inc.
7.875%, 08/01/2018 (Acquired 07/11/2013 - 05/05/2015, Cost $201,940) (d) (i) (r)	199,000	41,790
10.000%, 08/01/2020 (d) (i)	64,000	4,160
		45,950
TOTAL CONSUMER DISCRETIONARY		3,180,334

CONSUMER STAPLES - 2.13%
Food Products - 1.07%
Pinnacle Operating Corp.
9.000%, 11/15/2020 (r)	196,000	170,030
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)	94,000	100,110
Wells Enterprises, Inc.
6.750%, 02/01/2020 (r)	146,000	150,563
		420,703
Household Products - 1.06%
American Greetings Corp.
7.375%, 12/01/2021 (c)	208,000	213,460
Central Garden & Pet Company
6.125%, 11/15/2023	77,000	80,465
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (i)	205,000	124,025
		417,950
TOTAL CONSUMER STAPLES		838,653

ENERGY - 5.77%
Energy Equipment & Services - 2.25%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	124,000	59,520
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (Acquired 05/15/2015 - 03/03/2016, Cost $164,505) (i) (r)	175,000	88,813
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/2020 (d) (r)	85,000	12,325
Globe Luxembourg SCA
9.625%, 05/01/2018 (r)	152,000	115,900
McDermott International, Inc.
8.000%, 05/01/2021 (r)	317,000	249,637
Offshore Group Investment Ltd. - Escrow
7.500%, 11/01/2019 (a) (f)	2,000	0
7.125%, 04/01/2023 (a) (f)	208,000	0
PHI, Inc.
5.250%, 03/15/2019	182,000	161,980
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (r)	157,000	105,975
Unit Corp.
6.625%, 05/15/2021	180,000	91,350
		885,500
Oil, Gas & Consumable Fuels - 3.52%
Comstock Resources, Inc.
10.000%, 03/15/2020 (r)	157,000	78,108
Gastar Exploration, Inc.
8.625%, 05/15/2018 (i)	133,000	85,785
Kosmos Energy Ltd.
7.875%, 08/01/2021 (r)	418,000	353,210
Lonestar Resources America, Inc.
8.750%, 04/15/2019 (Acquired 09/01/2015 - 09/02/2015, Cost $776,094) (i) (r)	1,050,000	624,749
Marathon Oil Corp.
2.700%, 06/01/2020	95,000	80,724
Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019	101,000	79,285
PetroQuest Energy, Inc.
10.000%, 02/15/2021 (r)	125,000	80,625
Warren Resources, Inc.
9.000%, 08/01/2022 (d) (i)	203,000	381
		1,382,867
TOTAL ENERGY		2,268,367
FINANCIALS - 1.50%
Banks - 0.65%
Lincoln Finance Ltd.
7.375%, 04/15/2021 (r)	80,000	83,500
Popular, Inc.
7.000%, 07/01/2019	176,000	171,820
		255,320
Consumer Finance - 0.12%
Credit Acceptance Corp.
7.375%, 03/15/2023 (r)	50,000	47,875

Diversified Financial Services - 0.73%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)	375,000	288,750
TOTAL FINANCIALS		591,945

HEALTH CARE - 3.33%
Health Care Equipment & Supplies - 0.35%
Halyard Health, Inc.
6.250%, 10/15/2022 (c)	139,000	139,087

Health Care Providers & Services - 1.06%
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022	82,000	74,415
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (r)	198,000	176,220
Tenet Healthcare Corp.
6.750%, 06/15/2023	172,000	165,550
		416,185
Health Care Technology - 0.45%
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (r)	190,000	175,988

Health Care Providers & Services - 0.15%
Centene Escrow Corp.
5.625%, 02/15/2021 (r)	17,000	17,765
6.125%, 02/15/2024 (r)	40,000	42,200
		59,965
Pharmaceuticals - 1.32%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (r)	171,000	151,763
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	195,000	184,518
Valeant Pharmaceuticals International, Inc.
6.125%, 04/15/2025 (r)	234,000	180,765
		517,046
TOTAL HEALTH CARE		1,308,271

INDUSTRIALS - 7.56%
Aerospace & Defense - 0.50%
CBC Ammo LLC / CBC FinCo, Inc.
7.250%, 11/15/2021 (Acquired 04/09/2015 - 02/22/2016, Cost $225,277) (i) (r)	254,000	195,580

Air Freight & Logistics - 0.50%
XPO Logistics, Inc.
6.500%, 06/15/2022 (r)	202,000	197,203

Building Products - 2.26%
Allegion PLC
5.875%, 09/15/2023	63,000	66,465
Associated Materials LLC / AMH New Finance, Inc.
9.125%, 11/01/2017	556,000	422,559
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	166,000	176,375
WESCO Distribution, Inc.
5.375%, 12/15/2021	221,000	224,315
		889,714
Commercial Services & Supplies - 0.42%
Zachry Holdings, Inc.
7.500%, 02/01/2020 (r)	168,000	164,640

Construction & Engineering - 0.62%
AECOM
5.875%, 10/15/2024 (c)	181,000	188,240
Tutor Perini Corp.
7.625%, 11/01/2018	55,000	54,313
		242,553
Electrical Equipment - 0.40%
General Cable Corp.
5.750%, 10/01/2022	200,000	159,000

Machinery - 1.78%
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (r)	176,000	167,200
Manitowoc Foodservice, Inc.
9.500%, 02/15/2024 (r)	75,000	82,125
Meritor, Inc.
6.250%, 02/15/2024	258,000	228,653
Navistar International Corp.
8.250%, 11/01/2021	298,000	222,010
		699,988
Trading Companies & Distributors - 1.08%
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (r)	423,000	425,115
TOTAL INDUSTRIALS		2,973,793

INFORMATION TECHNOLOGY - 1.46%
Communications Equipment - 0.34%
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (r)	130,000	132,600

Electronic Equipment, Instruments & Components - 0.91%
Micron Technology, Inc.
5.500%, 02/01/2025 (c)	128,000	104,400
NXP BV / NXP Funding LLC
5.750%, 03/15/2023 (r)	127,000	134,620
Sensata Technologies BV
5.625%, 11/01/2024 (r)	113,000	117,944
		356,964
Technology Hardware, Storage & Peripherals - 0.21%
Western Digital Corp.
7.375%, 04/01/2023 (e) (r)	48,000	49,080
10.500%, 04/01/2024 (e) (r)	35,000	35,175
		84,255
TOTAL INFORMATION TECHNOLOGY		573,819

MATERIALS - 3.77%
Chemicals - 2.10%
The Chemours Company
7.000%, 05/15/2025 (r)	145,000	116,906
Hexion, Inc.
6.625%, 04/15/2020	264,000	220,440
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 03/17/2015, Cost $226,297) (i) (r)	226,000	136,730
Platform Specialty Products Corp.
6.500%, 02/01/2022 (r)	196,000	166,355
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	227,000	187,275
		827,706
Metals & Mining - 0.88%
Horsehead Holding Corp.
9.000%, 06/01/2017 (Acquired 07/24/2014 - 11/04/2014, Cost $100,278) (d) (i) (r)	100,000	21,000
10.500%, 06/01/2017 (Acquired 07/19/2012 - 01/29/2015, Cost $171,315) (d) (i) (r)	164,000	95,940
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (d) (i)	222,000	3,330
Rain CII Carbon LLC / CII Carbon Corp.
8.000%, 12/01/2018 (r)	138,000	115,230
8.250%, 01/15/2021 (r)	153,000	109,395
		344,895
Paper & Forest Products - 0.79%
Appvion, Inc.
9.000%, 06/01/2020 (Acquired 11/13/2013 - 08/31/2015, Cost $386,453) (i) (r)	483,000	188,370
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 05/02/2014, Cost $124,205) (i) (r)	124,000	122,140
		310,510
TOTAL MATERIALS		1,483,111

TELECOMMUNICATION SERVICES - 0.71%
Diversified Telecommunication Services - 0.49%
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.250%, 10/15/2023		208,000	193,960

Wireless Telecommunication Services - 0.22%
Wind Acquisition Finance SA
7.375%, 04/23/2021 (r)		95,000	86,450
TOTAL TELECOMMUNICATION SERVICES			280,410

UTILITIES - 1.14%
Electric Utilities - 0.09%
GenOn Energy, Inc.
7.875%, 06/15/2017		45,000	33,975

Independent Power and Renewable Electricity Producers - 1.05%
Calpine Corp.
5.750%, 01/15/2025		241,000	232,264
Dynegy, Inc.
7.625%, 11/01/2024 (c)		200,000	182,500
			414,764
TOTAL UTILITIES			448,739
Total corporate bonds (Cost $16,604,913)			13,947,442

TERM LOANS - 1.76%
CONSUMER DISCRETIONARY - 0.64%
Multiline Retail - 0.64%
J.C. Penney Corp., Inc.
6.000%, 05/22/2018 (b) (p)		252,764	253,712
TOTAL CONSUMER DISCRETIONARY			253,712

ENERGY - 0.42%
Energy Equipment & Services - 0.42%
Fieldwood Energy LLC
8.375%, 09/30/2020 (b) (p)		290,000	53,650
Jonah Energy LLC
7.500%, 05/12/2021 (b) (p)		215,000	110,725
			164,375
TOTAL ENERGY			164,375

MATERIALS - 0.70%
Metals & Mining - 0.70%
Horsehead Holding Corp.
14.000%, 12/31/2016 (e) (f) (i) (m)		33,981	33,981
Noranda Aluminum Acquisition Corp.
5.750%, 02/28/2019 (b) (d) (i) (p)		769,459	241,099
			275,080
TOTAL MATERIALS			275,080
Total term loans (Cost $1,295,202)			693,167
Total long-term investments (Cost $42,221,274)			38,629,160

SHORT-TERM INVESTMENTS - 0.64%
Time Deposits - 0.64%
Banco Santander SA, 0.14%, 04/01/2016*		248,726	248,726
Brown Brothers Harriman & Co., -0.31%, 04/01/2016*	JPY	284,542	2,528
			251,254
Total short-term investments (Cost $251,254)			251,254

Total investments - 98.82% (Cost $42,472,528)			38,880,414

Other assets in excess of liabilities - 1.18%			463,464

Net assets - 100.00%			$39,343,878

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2016.
(c)	- All or a portion of this security is segregated as collateral for bridge loan commitments, credit default swap contracts, delayed delivery securities and unfunded loan commitments.

(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
- Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $44,425, which represented 0.11% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(m)
- Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of this security was $33,981, representing 0.09% of net assets.

(p)	- Payment in-kind security.
(r)
- Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $8,919,427, which represented 22.67% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,256,061, which represented 3.19% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
JPY	- Japanese Yen
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Credit Default Swap Contracts - March 31, 2016
Hotchkis & Wiley Capital Income Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION(1)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Notional Amount(2)	Premiums Paid (Received)	Value(3)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.25	Goldman Sachs International (4)	5.00%	12/20/2020	$ (800,000)	$ (1,378)	$ 24,624	$ 26,002

(1) The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) Moody's rating of Goldman Sachs International, the counterparty, as of March 31, 2016 was A3.

Schedule of Investments - March 31, 2016
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 85.23%	Amount	Value
Advertising - 1.22%
MDC Partners, Inc.
6.750%, 04/01/2020 (r)	$17,511,000	$18,112,941
6.500%, 05/01/2024 (r)	9,790,000	10,022,512
		28,135,453
Aerospace/Defense - 0.68%
CBC Ammo LLC / CBC FinCo, Inc.
7.250%, 11/15/2021 (Acquired 04/09/2015 - 03/03/2016, Cost $18,368,667) (i) (r)	20,474,000	15,764,980

Auto Parts & Equipment - 2.48%
The Goodyear Tire & Rubber Company
5.125%, 11/15/2023	8,333,000	8,562,157
Meritor, Inc.
6.250%, 02/15/2024	15,734,000	13,944,258
Schaeffler Holding Finance BV
6.750%, 11/15/2022 (p) (r)	11,956,000	13,061,930
ZF North America Capital, Inc.
4.750%, 04/29/2025 (r)	21,645,000	21,617,944
		57,186,289
Automakers - 0.71%
Navistar International Corp.
8.250%, 11/01/2021 (c)	22,067,000	16,439,915

Banking - 1.00%
Popular, Inc.
7.000%, 07/01/2019	23,726,000	23,162,508

Building & Construction - 3.00%
Tutor Perini Corp.
7.625%, 11/01/2018	8,210,000	8,107,375
WCI Communities, Inc.
6.875%, 08/15/2021	16,365,000	16,324,087
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	24,955,000	23,020,988
William Lyon Homes, Inc.
8.500%, 11/15/2020	32,000	32,995
Zachry Holdings, Inc.
7.500%, 02/01/2020 (r)	22,176,000	21,732,480
		69,217,925
Building Materials - 4.60%
Allegion PLC
5.875%, 09/15/2023	12,866,000	13,573,630
Associated Materials LLC / AMH New Finance, Inc.
9.125%, 11/01/2017 (c)	20,785,000	15,796,600
Masonite International Corp.
5.625%, 03/15/2023 (r)	13,948,000	14,645,400
RSI Home Products, Inc.
6.500%, 03/15/2023 (r)	20,348,000	21,314,530
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	17,530,000	18,625,625
WESCO Distribution, Inc.
5.375%, 12/15/2021 (c)	21,833,000	22,160,495
		106,116,280
Cable & Satellite TV - 5.61%
Altice Luxembourg SA
7.625%, 02/15/2025 (r)	22,985,000	22,065,600
Cable One, Inc.
5.750%, 06/15/2022 (r)	16,848,000	17,311,320
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 05/01/2025 (r)	12,857,000	13,114,140
CCOH Safari LLC
5.750%, 02/15/2026 (r)	16,759,000	17,387,462
Numericable - SFR SAS
6.000%, 05/15/2022 (r)	15,656,000	15,342,880
Virgin Media Finance PLC
6.375%, 04/15/2023 (r)	20,546,000	21,470,570
VTR Finance BV
6.875%, 01/15/2024 (r)	23,147,000	22,748,872
		129,440,844
Chemicals - 4.68%
The Chemours Company
7.000%, 05/15/2025 (r)	21,148,000	17,050,575
Hexion, Inc.
6.625%, 04/15/2020 (c)	22,108,000	18,460,180
Momentive Performance Materials, Inc.
3.880%, 10/24/2021 (c)	24,222,000	17,621,505
Momentive Performance Materials, Inc. - Escrow
8.875%, 10/15/2020 (a) (f) (i)	24,222,000	0
OMNOVA Solutions, Inc.
7.875%, 11/01/2018 (c)	15,892,000	15,812,540
Perstorp Holding AB
8.750%, 05/15/2017 (r)	21,042,000	21,094,605
Platform Specialty Products Corp.
6.500%, 02/01/2022 (r)	21,222,000	18,012,172
		108,051,577
Computer Hardware - 0.53%
Western Digital Corp.
7.375%, 04/01/2023 (e) (r)	6,947,000	7,103,308
10.500%, 04/01/2024 (e) (r)	5,130,000	5,155,650
		12,258,958

Consumer/Commercial/Lease Financing - 1.26%
Credit Acceptance Corp.
6.125%, 02/15/2021	18,444,000	17,521,800
Lincoln Finance Ltd.
7.375%, 04/15/2021 (r)	11,125,000	11,611,719
		29,133,519
Diversified Capital Goods - 1.62%
Apex Tool Group LLC
7.000%, 02/01/2021 (r)	22,912,000	18,673,280
General Cable Corp.
5.750%, 10/01/2022	23,577,000	18,743,715
		37,416,995
Electric - Generation - 1.73%
Calpine Corp.
5.750%, 01/15/2025	18,317,000	17,653,009
Dynegy, Inc.
7.625%, 11/01/2024 (c)	24,397,000	22,262,262
		39,915,271
Electronics - 1.82%
Micron Technology, Inc.
5.500%, 02/01/2025 (c)	17,976,000	14,661,675
NXP BV / NXP Funding LLC
5.750%, 03/15/2023 (r)	8,748,000	9,272,880
Sensata Technologies BV
5.625%, 11/01/2024 (r)	17,340,000	18,098,625
		42,033,180
Energy - Exploration & Production - 5.59%
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (Acquired 05/15/2015 - 03/17/2016, Cost $15,802,569) (i) (r)	17,769,000	9,017,767
Comstock Resources, Inc.
10.000%, 03/15/2020 (r)	21,504,000	10,698,240
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/2020 (d) (r)	9,774,000	1,417,230
Gastar Exploration, Inc.
8.625%, 05/15/2018 (i)	13,386,000	8,633,970
Gulfport Energy Corp.
7.750%, 11/01/2020	19,336,000	19,432,680
Kosmos Energy Ltd.
7.875%, 08/01/2021 (r)	24,786,000	20,944,170
Lonestar Resources America, Inc.
8.750%, 04/15/2019 (Acquired 09/03/2015 - 12/08/2015, Cost $6,598,992) (i) (r)	9,327,000	5,549,565
Marathon Oil Corp.
2.700%, 06/01/2020	13,563,000	11,524,888
Offshore Group Investment Ltd. - Escrow
7.500%, 11/01/2019 (a) (f)	28,058,000	0
7.125%, 04/01/2023 (a) (f)	833,000	0
Parsley Energy LLC / Parsley Finance Corp.
7.500%, 02/15/2022 (r)	14,220,000	14,220,000
PetroQuest Energy, Inc.
10.000%, 02/15/2021 (r)	14,366,000	9,266,070
Rice Energy, Inc.
6.250%, 05/01/2022 (c)	21,097,000	18,459,875
Warren Resources, Inc.
9.000%, 08/01/2022 (d) (i)	15,131,000	28,371
		129,192,826
Food - Wholesale - 2.99%
Pinnacle Operating Corp.
9.000%, 11/15/2020 (r)	23,208,000	20,132,940
Shearer's Foods LLC / Chip Finance Corp.
9.000%, 11/01/2019 (r)	14,536,000	15,299,140
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)	13,897,000	14,800,305
Wells Enterprises, Inc.
6.750%, 02/01/2020 (r)	18,302,000	18,873,938
		69,106,323
Forestry/Paper - 2.26%
Appvion, Inc.
9.000%, 06/01/2020 (Acquired 11/13/2013 - 02/18/2016, Cost $20,693,916) (i) (r)	26,165,000	10,204,350
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 12/15/2015, Cost $21,740,531) (i) (r)	21,678,000	21,352,830
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	25,087,000	20,696,775
		52,253,955
Gaming - 2.16%
MCE Finance Ltd.
5.000%, 02/15/2021 (r)	16,874,000	16,134,615
MGM Resorts International
7.750%, 03/15/2022 (c)	14,597,000	16,385,133
Wynn Macau Ltd.
5.250%, 10/15/2021 (r)	18,214,000	17,257,765
		49,777,513
Gas Distribution - 1.97%
Holly Energy Partners LP / Holly Energy Finance Corp.
6.500%, 03/01/2020	19,859,000	19,759,705
Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019	9,041,000	7,097,185
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	19,602,000	18,523,890
		45,380,780
Health Facilities - 3.11%
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022	16,746,000	15,196,995
HCA, Inc.
5.000%, 03/15/2024	6,000,000	6,153,750
5.375%, 02/01/2025	26,481,000	26,803,803
5.250%, 06/15/2026	5,000,000	5,137,500
Tenet Healthcare Corp.
6.750%, 06/15/2023	19,359,000	18,633,038
		71,925,086

Health Services - 0.42%
Universal Hospital Services, Inc.
7.625%, 08/15/2020	10,484,000	9,750,120

Machinery - 1.21%
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (r)	16,430,000	15,608,500
Manitowoc Foodservice, Inc.
9.500%, 02/15/2024 (r)	11,269,000	12,339,555
		27,948,055
Managed Care - 0.56%
Centene Escrow Corp.
5.625%, 02/15/2021 (r)	2,439,000	2,548,755
6.125%, 02/15/2024 (r)	9,940,000	10,486,700
		13,035,455
Media Content - 1.68%
Entercom Radio LLC
10.500%, 12/01/2019	18,057,000	18,824,422
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	20,802,000	20,021,925
		38,846,347
Medical Products - 2.57%
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (r)	11,332,000	10,085,480
Grifols Worldwide Operations Ltd.
5.250%, 04/01/2022	11,628,000	12,005,910
Halyard Health, Inc.
6.250%, 10/15/2022	19,745,000	19,757,341
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (r)	16,761,000	17,431,440
		59,280,171
Metals/Mining Excluding Steel - 3.41%
Century Aluminum Company
7.500%, 06/01/2021 (r)	19,377,000	14,435,865
Horsehead Holding Corp.
9.000%, 06/01/2017 (Acquired 07/24/2014 - 01/08/2015, Cost $8,891,683) (d) (i) (r)	8,845,000	1,857,450
10.500%, 06/01/2017 (Acquired 07/19/2012 - 07/28/2015, Cost $15,086,480) (d) (i) (r)	14,580,000	8,529,300
Kaiser Aluminum Corp.
8.250%, 06/01/2020	10,405,000	10,873,225
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (d) (i)	18,476,000	277,140
Rain CII Carbon LLC / CII Carbon Corp.
8.000%, 12/01/2018 (r)	12,060,000	10,070,100
8.250%, 01/15/2021 (r)	15,234,000	10,892,310
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (r)	21,780,000	21,888,900
		78,824,290
Oil Field Equipment & Services - 4.08%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	13,659,000	6,556,320
Globe Luxembourg SCA
9.625%, 05/01/2018 (r)	14,975,000	11,418,437
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 04/14/2015, Cost $16,895,090) (i) (r)	18,538,000	11,215,490
McDermott International, Inc.
8.000%, 05/01/2021 (r)	23,450,000	18,466,875
PHI, Inc.
5.250%, 03/15/2019	25,892,000	23,043,880
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (r)	14,922,000	10,072,350
Unit Corp.
6.625%, 05/15/2021	26,388,000	13,391,910
		94,165,262
Oil Refining & Marketing - 1.37%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021	21,066,000	15,062,190
PBF Holding Company LLC / PBF Finance Corp.
8.250%, 02/15/2020 (c)	16,004,000	16,624,155
		31,686,345
Personal & Household Products - 2.67%
American Greetings Corp.
7.375%, 12/01/2021 (c)	19,958,000	20,481,897
Central Garden & Pet Company
6.125%, 11/15/2023	10,894,000	11,384,230
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (i)	17,341,000	10,491,305
Gibson Brands, Inc.
8.875%, 08/01/2018 (Acquired 07/24/2013 - 03/01/2016, Cost $17,100,051) (i) (r)	16,992,000	9,940,320
Vista Outdoor, Inc.
5.875%, 10/01/2023 (r)	8,789,000	9,250,423
		61,548,175
Pharmaceuticals - 3.71%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (r)	22,573,000	20,033,537
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	18,679,000	17,675,004
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (r)	24,260,000	22,470,825
Valeant Pharmaceuticals International, Inc.
6.125%, 04/15/2025 (r)	33,056,000	25,535,760
		85,715,126
Printing & Publishing - 0.94%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)	28,317,000	21,804,090

Recreation & Travel - 0.64%
Interval Acquisition Corp.
5.625%, 04/15/2023 (r)	14,606,000	14,715,545

Restaurants - 1.44%
1011778 BC ULC / New Red Finance, Inc.
6.000%, 04/01/2022 (r)	15,314,000	15,964,845
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (i)	17,432,000	17,170,520
		33,135,365
Software/Services - 1.02%
Hewlett Packard Enterprise Company
4.900%, 10/15/2025 (r)	5,000,000	5,159,905
VeriSign, Inc.
5.250%, 04/01/2025	18,259,000	18,487,238
		23,647,143
Specialty Retail - 1.88%
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (r)	17,363,000	18,448,187
Chinos Intermediate Holdings A, Inc.
7.750%, 05/01/2019 (p) (r)	15,847,000	7,883,883
CST Brands, Inc.
5.000%, 05/01/2023	12,950,000	13,176,625
Quiksilver, Inc. / QS Wholesale, Inc.
7.875%, 08/01/2018 (Acquired 07/11/2013 - 05/20/2015, Cost $16,466,279) (d) (i) (r)	16,744,000	3,516,240
10.000%, 08/01/2020 (d) (i)	4,886,000	317,590
		43,342,525
Support - Services - 3.55%
AECOM
5.875%, 10/15/2024 (c)	24,255,000	25,225,200
Ashtead Capital, Inc.
5.625%, 10/01/2024 (r)	19,206,000	19,974,240
The GEO Group, Inc.
5.875%, 10/15/2024	11,883,000	12,046,391
Outerwall, Inc.
5.875%, 06/15/2021	17,406,000	12,967,470
Sotheby's
5.250%, 10/01/2022 (r)	13,034,000	11,730,600
		81,943,901
Technology Hardware & Equipment - 2.11%
CDW LLC / CDW Finance Corp.
5.500%, 12/01/2024	16,910,000	17,501,850
CommScope Holding Company, Inc.
6.625%, 06/01/2020 (p) (r)	10,189,000	10,481,934
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (r)	15,287,000	15,592,740
GenOn Energy, Inc.
7.875%, 06/15/2017	6,710,000	5,066,050
		48,642,574
Telecom - Wireless - 0.62%
Wind Acquisition Finance SA
7.375%, 04/23/2021 (r)	15,738,000	14,321,580

Telecom - Wireline Integrated & Services - 1.53%
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.250%, 10/15/2023	19,103,000	17,813,547
Sable International Finance Ltd.
6.875%, 08/01/2022 (r)	17,433,000	17,520,165
		35,333,712
Transport Infrastructure/Services - 0.80%
XPO Logistics, Inc.
6.500%, 06/15/2022 (r)	19,029,000	18,577,061
Total corporate bonds (Cost $2,216,372,398)		1,968,173,019

ASSET-BACKED SECURITIES - 1.19%
Air Transportation - 1.19%
U.S. Airways Pass Through Trust - Class B - Series 2012-1
8.000%, 10/01/2019 (i)	10,449,918	11,560,222
U.S. Airways Pass Through Trust - Class B - Series 2012-2
6.750%, 06/03/2021	15,213,013	15,831,042
		27,391,264
Total asset-backed securities (Cost $27,132,476)		27,391,264

CONVERTIBLE BONDS - 1.00%
Auto Parts & Equipment - 0.30%
Meritor, Inc.
7.875%, 03/01/2026	6,042,000	7,035,154

Automakers - 0.34%
Navistar International Corp.
4.750%, 04/15/2019	12,981,000	7,788,600

Energy - Exploration & Production - 0.36%
Cobalt International Energy, Inc.
2.625%, 12/01/2019	3,342,000	1,683,532
3.125%, 05/15/2024 (c)	16,221,000	6,610,058
		8,293,590
Total convertible bonds (Cost $36,395,130)		23,117,344

TERM LOANS - 2.14%
Department Stores - 0.84%
J.C. Penney Corp., Inc.
6.000%, 05/22/2018 (b) (p)	19,246,178	19,318,351

Energy - Exploration & Production - 0.62%
Fieldwood Energy LLC
8.375%, 09/30/2020 (b) (p)	26,205,000	4,847,925
Jonah Energy LLC
7.500%, 05/12/2021 (b) (p)	18,315,210	9,432,333
		14,280,258
Metals/Mining Excluding Steel - 0.33%
Horsehead Holding Corp.
14.000%, 12/31/2016 (e) (f) (i) (m)	3,949,226	3,949,226
Noranda Aluminum Acquisition Corp.
5.750%, 02/28/2019 (b) (d) (i) (p)	11,896,112	3,727,468
		7,676,694
Specialty Retail - 0.35%
J.Crew Group, Inc.
4.000%, 03/05/2021 (b) (p)	10,388,020	8,149,713
Total term loans (Cost $81,008,647)		49,425,016
	Shares
CONVERTIBLE PREFERRED STOCKS - 0.12%	Held
Oil Field Equipment & Services - 0.12%
McDermott International, Inc., 6.250% (i)	178,219	2,726,751
Total convertible preferred stocks (Cost $4,532,955)		2,726,751

PREFERRED STOCKS - 3.19%
Banking - 3.13%
Citigroup, Inc., 7.125% (b)	623,731	17,046,568
Countrywide Capital V, 7.000%	532,225	13,704,794
Morgan Stanley Capital Trust III, 6.250%	545,968	14,014,999
Morgan Stanley Capital Trust VIII, 6.450%	181,873	4,657,767
Royal Bank of Scotland Group PLC, 6.600%	911,464	22,686,339
		72,110,467
Energy - Exploration & Production - 0.06%
Lone Pine Resources Canada Ltd. (a) (f) (i)	1,596,813	1,389,227
Lone Pine Resources, Inc. Multiple Voting Shares (a) (f) (i)	1,596,813	0
		1,389,227
Total preferred stocks (Cost $70,185,000)		73,499,694

COMMON STOCKS - 0.44%
Automakers - 0.19%
General Motors Company	137,610	4,325,082
General Motors Company - Escrow (a) (f) (i)	352,400	0
		4,325,082
Energy - Exploration & Production - 0.25%
Lone Pine Resources Canada Ltd. (a) (f) (i)	414,738	0
Lone Pine Resources, Inc. (a) (f) (i)	414,738	0
Lone Pine Resources, Inc. - Escrow (a) (f) (i)	3,325,000	0
PetroQuest Energy, Inc. (a)	378,420	229,285
Vantage Drilling International (a)	49,988	5,623,650
		5,852,935
Total common stocks (Cost $14,795,813)		10,178,017

WARRANTS - 0.12%
Automakers - 0.12%
General Motors Company (a)
Expiration: July 2016, Exercise Price: $10.00	46,747	1,012,072
Expiration: July 2019, Exercise Price: $18.33	133,142	1,818,720
Total warrants (Cost $2,942,685)		2,830,792
Total long-term investments (Cost $2,453,365,104)		2,157,341,897

	Principal
SHORT-TERM INVESTMENTS - 4.77%	Amount
Time Deposits - 4.77%
Australia and New Zealand Banking Group Ltd., 0.14%, 04/01/2016*	$57,057,398	57,057,398
The Bank of New York Mellon, 0.14%, 04/01/2016*	21,177,115	21,177,115
Wells Fargo & Company, 0.14%, 04/01/2016*	31,984,514	31,984,514
Total short-term investments (Cost $110,219,027)		110,219,027

Total investments - 98.20% (Cost $2,563,584,131)		2,267,560,924

Other assets in excess of liabilities - 1.80%		41,649,527

Net assets - 100.00%		$2,309,210,451
(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2016.
(c)	- All or a portion of this security is segregated as collateral for bridge loan commitments, credit default swap contracts, delayed delivery securities and unfunded loan commitments.

(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
- Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $5,338,453, which represented 0.23% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(p)	- Payment in-kind security.
(r)
- Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $1,144,244,016, which represented 49.55% of net assets.

*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Credit Default Swap Contracts - March 31, 2016
Hotchkis & Wiley High Yield Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION(1)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Notional Amount(2)	Premiums Paid (Received)	Value(3)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.25	Goldman Sachs International (4)	5.00%	12/20/2020	$ (24,600,000)	$ (215,900)	$ 757,182	$ 973,082

(1) The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) Moody's rating of Goldman Sachs International, the counterparty, as of March 31, 2016 was A3.

The cost basis of investments, excluding foreign currency transactions, futures contracts and credit default swap contracts, for federal income tax purposes at March 31, 2016 was as follows*:

	Diversified	Large Cap	Mid-Cap	Small Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$529,101,074	$719,432,520	$2,605,773,778	$807,880,068
Gross unrealized appreciation	33,530,268	34,871,010	216,772,547	121,338,253
Gross unrealized depreciation	(115,609,077)	(147,601,003)	(527,962,130)	(133,050,194)
Net unrealized depreciation	$(82,078,809)	$(112,729,993)	$(311,189,583)	$(11,711,941)

	Small Cap Diversified Value Fund	Global Value Fund	International Value Fund	Value Opportunities Fund
Cost of investments	$14,976,404	$6,000,395	$1,858,430	$572,924,262
Gross unrealized appreciation	744,532	446,427	94,417	42,360,685
Gross unrealized depreciation	(1,174,397)	(723,995)	(86,140)	(92,464,776)
Net unrealized appreciation (depreciation)	$(399,865)	$(277,568)	$8,277	$(50,104,091)
	Capital	High
	Income Fund	Yield Fund
Cost of investments	$42,472,528	$2,563,584,131
Gross unrealized appreciation	2,336,083	31,111,352
Gross unrealized depreciation	(5,928,197)	(327,134,559)
Net unrealized depreciation	$(3,592,114)	$(296,023,207)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as information regarding other significant accounting policies, please refer to the Notes to the Financial Statements section in the Funds’ most recent semi-annual or annual report.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average between the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•   Level 1 —  Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
•  Level 2 —  Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 — Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of March 31, 2016:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value

Level 1 -- Quoted prices in an active market:
Common Stocks	$437,430,750	$588,314,147	$2,050,626,084	$788,283,406	$14,092,116
Investment Companies	-	-	-	-	398,940
Money Market Funds	7,307,276	13,220,386	17,976,400	537,678	-
Level 2 -- Other significant observable market inputs:
Common Stocks:
Energy	-	-	136,708,464	7,347,043	-
Industrials	-	-	62,160,069	-	-
Time Deposits	2,284,239	5,167,994	27,113,178	-	84,387
Level 3 -- Significant unobservable inputs:
Rights	-	-	-	-	1,096
Total Investments	$447,022,265	$606,702,527	$2,294,584,195	$796,168,127	$14,576,539

	Global Value	International Value	Value Opportunities	Capital Income	High Yield

Level 1 -- Quoted prices in an active market:
Common Stocks	$3,564,957	$601,667	$387,288,216	$20,270,713	$4,554,367
Investment Companies	-	-	928,592	235,370	-
Preferred Stocks	-	-	140,685	245,145	72,110,467
Convertible Preferred Stocks	-	-	-	8,265	-
Warrants	-	-	3,391,189	-	2,830,792
Money Market Funds	-	-	484,387	-	-
Level 2 -- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	239,521	99,306	-	-	-
Consumer Staples	115,328	36,119	-	-	-
Energy/Energy - Exploration & Production	327,008	106,510	26,734,230	1,470,108	5,623,650
Financials	376,744	291,584	1,862,510	-	-
Health Care	183,020	130,090	-	241,829	-
Industrials	734,202	362,722	44,242,460	1,016,075	-
Information Technology	66,487	89,515	-	173,889	-
Materials	-	38,741	-	-	-
Telecommunication Services	26,364	72,278	-	-	-
Preferred Stocks:
Financials	-	-	673,106	-	-
Convertible Preferred Stocks:
Energy/Oil Field Equipment & Services	-	-	-	53,060	2,726,751
Convertible Bonds	-	-	7,304,375	263,653	23,117,344
Corporate Bonds	-	-	36,249,190	13,947,442	1,968,173,019
Asset-Backed Securities	-	-	-	-	27,391,264
Term Loans	-	-	11,021,190	659,186	45,475,790
Time Deposits	89,196	38,175	41	251,254	110,219,027
Level 3 -- Significant unobservable inputs:
Common Stocks:
Consumer Discretionary/Automakers	-	-	-	0	0
Energy/Energy - Exploration & Production	-	-	-	0	0
Preferred Stocks:
Energy/Energy - Exploration & Production	-	-	-	10,444	1,389,227
Corporate Bonds	- -	- -	0 2,500,000	0 33,981	0 3,949,226
Term Loans
Total Investments	$5,722,827	$1,866,707	$522,820,171	$38,880,414	$2,267,560,924

Other Financial Instruments
Level 1 -- Quoted prices in an active market			$-	$-	$-
Level 2 -- Other significant observable market inputs:
Futures Contracts *			(705,944)	-	-
Credit Default Swap Contracts *			-	26,002	973,082
Level 3 -- Significant unobservable inputs			-	-	-

Total Other Financial Instruments			$(705,944)	$26,002	$973,082

* Futures contracts and credit default swap contracts are derivative instruments not reflected on the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $372,029 in the Global Value Fund and $24,368,753 in the Value Opportunities Fund using market values as of March 31, 2016.  The transfers were due to securities being fair valued as a result of market movements following the close of local trading on March 31, 2016. There were transfers from Level 1 to Level 2 of $513,558 in the Value Opportunities Fund using market values as of March 31, 2016. The transfers were due to lack of trading volume on March 31, 2016. There were transfers from Level 2 to Level 1 of $2,129,825 in the Small Cap Value Fund, $85,894 in the Global Value Fund and $11,101,871 in the Value Opportunities Fund using market values as of March 31, 2016.  The transfers were due to securities being fair valued as a result of market movements following the close of local trading at the beginning of the reporting period. There were no transfers into or out of Level 1 or Level 2 during the nine months ended March 31, 2016 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Diversified Value Fund, International Value Fund, Capital Income Fund and High Yield Fund.  Transfers between Levels are recognized at the end of the reporting period.

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2016, the Capital Income Fund and High Yield Fund had outstanding bridge loan commitments of $510,000 and $42,790,000, respectively.

Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2016, the Value Opportunities Fund, Capital Income Fund and High Yield Fund had outstanding unfunded loan commitments of $1,000,000, $37,980 and $4,413,842, respectively.

Item 2. Controls and Procedures.
(a)
The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hotchkis & Wiley Funds

By (Signature and Title)  /s/ Anna Marie Lopez
                                                             Anna Marie Lopez
                                                             President / Principal Executive Officer

Date May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Anna Marie Lopez
                                                            Anna Marie Lopez
                                                            President / Principal Executive Officer

Date  May 24, 2016

By (Signature and Title) /s/ James Menvielle
                                                           James Menvielle
                                                          Treasurer / Principal Financial Officer

Date May 24, 2016